UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), September 30, 2009

Number of Shares		Value (000)

Equities: 97.6%
Information 24.6%
	> Business Software 4.9%
7,000,000	Informatica (a)(b)	$158,060
	Enterprise Data Integration Software
2,750,544	Micros Systems (a)	83,039
	Information Systems for Restaurants & Hotels
1,795,000	ANSYS (a)	67,259
	Simulation Software for Engineers & Designers
12,500,000	Novell (a)	56,375
	Directory, Operating System & Identity Management Software
1,400,000	Concur Technologies (a)	55,664
	Web Enabled Cost & Expense Management Software
902,110	Quality Systems (c)	55,543
	IT Systems for Medical Groups & Ambulatory Care Centers
2,000,000	Red Hat (a)	55,280
	Maintenance & Support for Open Source & Middleware
1,800,000	Blackbaud	41,760
	Software & Services for Non-profits
2,425,000	Kenexa (a)(b)	32,689
	Recruiting & Workforce Management Solutions
2,204,336	Radiant Systems (a)(b)	23,674
	IT Systems for Restaurants, Convenience Stores & Retail Stores
2,790,000	Actuate (a)(b)	16,126
	Information Delivery Software & Solutions
1,000,000	NetSuite (a)(c)	15,300
	End to End IT Systems Solution Delivered Over the Web
632,890	Tyler Technologies (a)	10,816
	Financial, Tax, Court & Document Management Systems for Government
700,000	Avid Technology (a)	9,863
	Digital Nonlinear Editing Software & Systems
885,000	Art Technology Group (a)	3,416
	Software & Tools to Optimize Websites for E-commerce
		684,864
	> Instrumentation 2.8%
1,385,000	Mettler Toledo (a)	125,467
	Laboratory Equipment
5,200,000	Hexagon (Sweden)	62,192
	Measurement Equipment
2,200,000	FLIR Systems (a)	61,534
	Infrared Cameras
1,770,000	Trimble Navigation (a)	42,321
	GPS-based Instruments
2,750,000	IPG Photonics (a)(b)	41,800
	Fiber Lasers
500,000	Dionex (a)	32,485
	Ion & Liquid Chromatography
200,000	Varian (a)	10,212
	Analytical Instruments
400,000	Hamamatsu Photonics (Japan)	9,528
	Optical Sensors for Medical & Industrial Applications
334,074	FARO Technologies (a)	5,739
	Precision Measurement Equipment
		391,278
	> Computer Hardware & Related Equipment 2.7%
3,800,000	Amphenol	143,184
	Electronic Connectors
2,400,000	II-VI (a)(b)	61,056
	Laser Optics & Specialty Materials
1,340,000	Dolby Laboratories (a)	51,175
	Audio Technology for Consumer Electronics
1,400,000	Zebra Technologies (a)	36,302
	Bar Code Printers
800,000	Nice Systems - ADR (Israel) (a)	24,352
	Audio & Video Recording Solutions
970,000	Netgear (a)	17,799
	Networking Products for Small Business & Home
740,000	Belden CDT	17,094
	Specialty Cable
805,000	Stratasys (a)	13,814
	Rapid Prototyping Systems
340,000	Teradata (a)	9,357
	Enterprise Data Warehouse Systems
500,000	Intermec (a)	7,050
	Bar Code & Wireless LAN Systems
		381,183
	> Mobile Communications 2.3%
6,575,000	Crown Castle International (a)	206,192
	Communications Towers
1,500,000	American Tower (a)	54,600
	Communications Towers in USA & Latin America
2,000,000	SBA Communications (a)	54,060
	Communications Towers
1,000,000	MetroPCS Communications (a)	9,360
	Discount Cellular Telephone Services
1,500,000	Globalstar (a)(c)	1,140
	Satellite Mobile Voice & Data Carrier
		325,352
	> Telephone and Data Services 1.8%
9,500,000	tw telecom (a)(b)	127,775
	Fiber Optic Telephone/Data Services
4,300,000	Cogent Communications (a)(b)	48,590
	Internet Data Pipelines
8,500,000	PAETEC Holding (a)(b)	32,895
	Telephone/Data Services for Business
500,000	AboveNet (a)	24,380
	Metropolitan Fiber Communications Services
2,000,000	General Communications (a)	13,720
	Commercial Communications & CATV, Web & Phone in Alaska
		247,360
	> Financial Processors 1.7%
2,919,000	Global Payments	136,317
	Credit Card Processor
10,000,000	Singapore Exchange (Singapore)	59,409
	Singapore Equity & Derivatives Market Operator

Number of Shares		Value (000)

	> Financial Processors—continued
2,125,000	Hong Kong Exchanges and Clearing (Hong Kong)	$38,169
	Hong Kong Equity & Derivatives Market Operator
		233,895
	> CATV 1.5%
2,636,500	Discovery Communications, Series C (a)	68,628
1,433,200	Discovery Communications (a)	41,405
	CATV Programming
47,000	Jupiter Telecommunications (Japan)	45,478
	Largest Cable Service Provider in Japan
1,250,000	Liberty Global, Series A (a)	28,213
	Cable TV Franchises Outside the USA
4,000,000	Mediacom Communications (a)(b)	23,040
	Cable Television Franchises
		206,764
	> Semiconductors & Related Equipment 1.3%
4,059,000	ON Semiconductor (a)	33,487
	Mixed-signal & Power Management Semiconductors
1,035,000	Supertex (a)(b)	31,050
	Analog/Mixed-signal Semiconductors
1,830,000	Microsemi (a)	28,896
	Analog/Mixed-signal Semiconductors
3,750,000	Entegris (a)	18,562
	Semiconductor Materials Management Products
745,000	Monolithic Power Systems (a)	17,470
	High Performance Analog & Mixed Signal Integrated Circuits (ICs)
1,765,000	Pericom Semiconductor (a)(b)	17,315
	Interface Integrated Circuits (ICs) & Frequency Control Products
1,900,000	IXYS (b)	16,169
	Power Semiconductors
2,110,000	Integrated Device Technology (a)	14,263
	Communications Semiconductors
500,000	Littelfuse (a)	13,120
	Little Fuses
		190,332
	> Gaming Equipment & Services 1.1%
4,025,000	Bally Technologies (a)(b)	154,439
	Slot Machines & Software
		154,439
	> Computer Services 0.9%
5,000,000	iGate (b)	42,900
	IT & Business Process Outsourcing Services
1,905,000	SRA International (a)	41,129
	Government IT Services
1,675,000	Virtusa (a)(b)	15,896
	Offshore IT Outsourcing
4,500,000	Hackett Group (a)(b)	13,050
	IT Integration & Best Practice Research
710,000	WNS - ADR (India) (a)(c)	11,346
	Offshore BPO (Business Process Outsourcing) Services
165,000	ManTech International (a)	7,781
	Government IT Services
		132,102
	> Telecommunications Equipment 0.9%
1,580,000	Polycom (a)	42,265
	Video Conferencing Equipment
920,000	F5 Networks (a)	36,460
	Internet Traffic Management Equipment
1,165,000	CommScope (a)	34,868
	Wireless Infrastructure Equipment & Telecom Cable
786,000	Blue Coat Systems (a)	17,756
	WAN Acceleration & Network Security
		131,349
	> Internet Related 0.6%
2,500,000	Switch & Data Facilities (a)(b)	34,025
	Network Neutral Data Centers
188,000	NHN (South Korea) (a)	27,679
	South Korea’s Largest Online Search Engine
800,000	Akamai (a)	15,744
	Content Delivery Network (CDN) for Better Delivery of Online Content
1,000,000	TheStreet.com	2,900
	Financial Information Websites
154,749	Vasco Data Security International (a)	1,148
	Online Banking Security & Enterprise Network Security
		81,496
	> Electronics Distribution 0.6%
3,125,000	Avnet (a)	81,156
	Electronic Components Distribution
		81,156
	> Business Information & Marketing Services 0.5%
2,500,000	Navigant Consulting (a)(b)	33,750
	Financial Consulting Firm
650,000	FTI Consulting (a)	27,697
	Financial Consulting Firm
1,240,000	InfoGROUP (a)	8,692
	Business Data for Sales Leads
		70,139
	> Contract Manufacturing 0.4%
1,275,000	Plexus (a)	33,584
	Electronic Manufacturing Services
3,050,000	Sanmina-SCI (a)	26,230
	Electronic Manufacturing Services
		59,814
	> Satellite Broadcasting & Services 0.2%
893,000	SES (France)	20,269
	Satellite Broadcasting Services
250,000	Eutelsat (France)	7,613
	Co-leader in European Fixed Satellite Services
		27,882
	> Consumer Software 0.2%
3,200,000	THQ (a)	21,888
	Entertainment Software
		21,888

Number of Shares		Value (000)

	> Advertising 0.1%
2,700,000	VisionChina Media - ADR (China) (a)(c)	$21,492
	Advertising on Digital Screens in China’s Mass Transit System
		21,492
	> TV Broadcasting 0.1%
2,500,000	Entravision Communications (a)	4,325
	Spanish Language TV & Radio Stations
1,750,000	Gray Television (a)	4,060
	Mid-market Affiliated TV Stations
		8,385
	> Radio —%
1,541,000	Salem Communications (a)(b)	3,483
	Radio Stations for Religious Programming
164,991	Saga Communications (a)	2,211
	Radio Stations in Small & Mid-sized Cities
2,400,000	Spanish Broadcasting System (a)(b)	1,128
	Spanish Language Radio Stations
		6,822
Information: Total		3,457,992

Industrial Goods & Services 18.4%
	> Machinery 7.5%
4,500,000	Ametek	157,095
	Aerospace/Industrial Instruments
4,200,000	Donaldson (b)	145,446
	Industrial Air Filtration
3,000,000	Clarcor (b)	94,080
	Mobile & Industrial Filters
2,200,000	ESCO Technologies (a)(b)	86,680
	Automatic Electric Meter Readers
2,700,000	Oshkosh	83,511
	Specialty Truck Manufacturer
2,300,000	Pentair	67,896
	Pumps & Water Treatment
2,000,000	Pall	64,560
	Filtration & Fluids Clarification
1,100,000	Nordson	61,699
	Dispensing Systems for Adhesives & Coatings
1,975,000	Mine Safety Appliances (b)	54,332
	Safety Equipment
1,660,000	MOOG (a)	48,970
	Motion Control Products for Aerospace, Defense & Industrial Markets
1,075,000	Toro (c)	42,753
	Turf Maintenance Equipment
1,300,000	Kaydon	42,146
	Specialized Friction & Motion Control Products
1,225,000	HEICO (b)	41,540
	FAA Approved Aircraft Replacement Parts
600,000	Wabtec	22,518
	Freight & Transit Component Supplier
350,000	Lincoln Electric	16,607
	Welding Equipment & Consumables
114,000	Neopost (France)	10,235
	Postage Meter Machines
440,416	Jain Irrigation Systems (India)	7,216
	Agricultural Micro-irrigation Systems & Food Processing
225,000	FreightCar America	5,468
	Coal Railcar Producer
		1,052,752
	> Industrial Materials & Specialty Chemicals 2.9%
2,000,000	Sociedad Quimica y Minera de Chile - ADR (Chile)	78,260
	Producer of Specialty Fertilizers, Lithium & Iodine
1,530,000	Albemarle	52,938
	Refinery Catalysts & Other Specialty Chemicals
2,200,000	Nalco Holding Company	45,078
	Provider of Water Treatment & Process Chemicals & Services
1,600,000	Drew Industries (a)(b)	34,704
	RV & Manufactured Home Components
363,000	Novozymes (Denmark)	34,239
	Industrial Enzymes
600,000	Greif	33,030
	Industrial Packaging
600,000	Carbone Lorraine (France)	22,177
600,000	Carbone Lorraine - Rights (France) (a)	1,765
	Advanced Industrial Materials
15,000	Sika (Switzerland)	20,277
	Chemicals for Construction & Industrial Applications
1,000,000	Albany International	19,400
	Paper Machine Clothing & Advanced Textiles
600,000	Crown Holdings (a)	16,320
	Metal Can Packaging
2,000,000	Kansai Paint (Japan)	15,510
	Paint Producer in Japan, India, China & Southeast Asia
450,000	Celanese	11,250
	Commodity & Specialty Chemicals Provider
350,000	Koppers Holdings	10,377
	Integrated Provider of Carbon Compounds
275,000	Intrepid Potash (a)	6,487
	U.S. Potash Producer
		401,812
	> Industrial Distribution 2.0%
2,275,000	Airgas	110,041
	Industrial Gas Distributor
1,000,000	WW Grainger	89,360
	Industrial Distribution
2,600,000	Interline Brands (a)(b)	43,810
	Industrial Distribution
725,000	Watsco	39,085
	HVAC Distribution
		282,296
	> Other Industrial Services 1.9%
3,300,000	Expeditors International of Washington	115,995
	International Freight Forwarder
1,500,000	Imtech (Netherlands)	38,293
	Engineering & Technical Services

Number of Shares		Value (000)

	> Other Industrial Services—continued
1,750,000	Mobile Mini (a)	$30,380
	Portable Storage Units Leasing
1,300,000	Forward Air	30,095
	Freight Transportation Between Airports
2,000,000	UTI Worldwide	28,960
	Freight Forwarding & Logistics
800,000	TrueBlue (a)	11,256
	Temporary Manual Labor
900,000	American Reprographics (a)	8,568
	Document Management & Logistics
299,004	Intertek Group (United Kingdom)	6,065
	Testing, Inspection & Certification Services
		269,612
	> Outsourcing Services 1.4%
35,000,000	Olam International (Singapore)	61,578
	Agriculture Supply Chain Manager
2,300,000	Quanta Services (a)	50,899
	Electrical & Telecom Construction Services
1,935,000	Administaff (b)	50,833
	Professional Employer Organization
3,000,000	Serco (United Kingdom)	24,221
	Facilities Management
600,000	GP Strategies (a)	4,494
	Training Programs
		192,025
	> Construction 1.0%
700,000	Martin Marietta Materials	64,449
	Aggregates
60,000	NVR (a)	38,242
	D.C. Homebuilder
850,000	Simpson Manufacturing	21,471
	Wall Joint Maker
687,500	Ritchie Brothers Auctioneers (c)	16,871
	Heavy Equipment Auctioneer
384,000	M/I Homes (a)	5,219
	Columbus-based Home Builder
		146,252
	> Waste Management 0.6%
1,858,500	Republic Services	49,380
	Solid Waste Management
1,200,000	Waste Connections (a)	34,632
	Solid Waste Management
		84,012
	> Conglomerates 0.4%
2,825,285	Aalberts Industries (Netherlands)	38,041
	Flow Control & Heat Treatment
600,000	Ibiden (Japan)	22,117
	Electronic Parts & Ceramics
		60,158
	> Electrical Components 0.4%
1,300,000	Acuity Brands	41,873
	Commercial Lighting Fixtures
1,000,000	Ushio (Japan)	17,314
	Industrial Light Sources
		59,187
	> Steel 0.2%
1,050,000	GrafTech International (a)	15,435
	Industrial Graphite Materials Producer
390,000	Haynes International (a)	12,410
	Producer of High Performance Alloys
		27,845
	> Water 0.1%
1,750,000	Mueller Water Products	9,590
	Fire Hydrants, Valves & Ductile Iron Pipes
		9,590
Industrial Goods & Services: Total		2,585,541

Consumer Goods & Services 18.2%
	> Retail 5.6%
4,020,000	Urban Outfitters (a)	121,283
	Apparel & Home Specialty Retailer
7,767,000	Chico’s FAS (a)	100,971
	Women’s Specialty Retailer
4,200,000	lululemon athletica (a)(b)	95,550
	Premium Active Apparel Retailer
2,564,000	J Crew Group (a)	91,842
	Multi-channel Branded Retailer
2,715,000	Abercrombie & Fitch	89,269
	Teen Apparel Retailer
3,500,000	AnnTaylor Stores (a)(b)	55,615
	Women’s Apparel Retailer
1,650,000	GameStop (a)	43,675
	Video Game Specialty Retailer
900,000	Gymboree (a)	43,542
	Children’s Apparel Specialty Retailer
6,100,000	Saks (a)	41,602
	Luxury Department Store Retailer
4,250,000	Talbots (b)(c)	39,228
	Women’s Specialty Retailer
5,857,967	Charming Shoppes (a)(b)	28,763
	Women’s Specialty Plus Size Apparel Retailer
3,308,890	Hot Topic (a)(b)	24,784
	Music Inspired Retailer of Apparel, Accessories & Gifts
1,371,366	Gaiam (a)(b)	9,572
	Healthy Living Catalogs & E-Commerce
342,382	American Apparel (a)	1,202
	Vertically Integrated Apparel Retailer
		786,898
	> Travel 2.9%
4,700,000	Expedia (a)	112,565
	Online Travel Services Company
3,700,000	Gaylord Entertainment (a)(b)(c)	74,370
	Convention Hotels
1,950,000	Vail Resorts (a)(b)	65,403
	Ski Resort Operator & Developer
4,700,000	Avis Budget Group (a)	62,792
	Second Largest Car Rental Company
1,700,000	Choice Hotels	52,802
	Franchisor of Budget Hotel Brands
3,000,000	Hertz (a)	32,490
	Largest U.S. Rental Car Operator

Number of Shares		Value (000)

	> Travel—continued
110,000	Pierre & Vacances (France)	$9,474
	Vacation Apartment Lets
		409,896
	> Educational Services 2.7%
1,350,000	ITT Educational Services (a)	149,053
	Post-secondary Degree Services
9,500,000	SkillSoft - ADR (a)(b)	91,200
	Web-based Learning Solutions (E-Learning)
550,000	New Oriental Education & Technology - ADR (China) (a)	44,248
	China’s Largest Private Education Service Provider
1,700,000	Career Education (a)	41,446
	Post-secondary Education
1,750,301	Universal Technical Institute (a)(b)	34,481
	Vocational Training
2,985,300	Princeton Review (a)(b)	12,538
	College Preparation Courses
2,000,000	Voyager Learning (a)(b)	9,500
	Education Services for the K-12 Market
		382,466
	> Apparel 1.6%
5,930,000	Coach	195,216
	Designer & Retailer of Branded Leather Accessories
1,500,000	True Religion Apparel (a)(b)	38,895
	Premium Denim
		234,111
	> Nondurables 1.5%
2,500,000	Jarden	70,175
	Branded Household Products
1,010,000	Chattem (a)(b)	67,074
	Personal Care Products
550,000	Energizer Holdings (a)	36,487
	Household & Personal Care Products
1,700,000	Helen of Troy (a)(b)	33,031
	Hair Dryers & Curling Irons
		206,767
	> Furniture & Textiles 1.0%
3,500,000	Herman Miller (b)	59,185
	Office Furniture
4,000,000	Knoll (b)	41,720
	Office Furniture
870,000	HNI (c)	20,532
	Office Furniture & Fireplaces
2,612,606	Steelcase	16,224
	Office Furniture
1,000,000	Interface	8,300
	Modular & Broadloom Carpet
		145,961
	> Food & Beverage 0.6%
1,600,000	Hansen Natural (a)	58,784
	Alternative Beverages
2,500,000	Smart Balance (a)	15,350
	Healthy Food Products
497,511	Flowers Foods	13,080
	Bread & Baked Goods
		87,214
	> Other Consumer Services 0.5%
1,900,000	Lifetime Fitness (a)(c)	53,295
	Sport & Fitness Club Operator
10,973,300	Lifestyle International (Hong Kong)	16,884
	Mid to High-end Department Store Operator in Hong Kong & China
		70,179
	> Casinos & Gaming 0.5%
4,050,000	Pinnacle Entertainment (a)(b)	41,269
	Regional Casino Operator
875,000	Penn National Gaming (a)	24,203
	Regional Casino Operator
		65,472
	> Consumer Goods Distribution 0.4%
2,100,000	Pool	46,662
	Distributor of Swimming Pool Supplies & Equipment
264,010	Central European Distribution (Poland) (a)	8,649
	Vodka Production & Spirits Distribution
		55,311
	> Leisure Products 0.4%
1,390,000	Thor Industries	43,020
	RV & Bus Manufacturer
650,000	Winnebago Industries (a)	9,562
	Motor Home Maker
39,800	Speedway Motorsports	573
	Motorsports Racetrack Owner & Operator
		53,155
	> Restaurants 0.3%
650,000	P.F. Chang’s China Bistro (a)	22,080
	Mandarin Style Restaurants
2,000,000	AFC Enterprises (a)(b)	16,840
	Popeye’s Restaurants
		38,920
	> Other Entertainment 0.1%
435,000	CTS Eventim (Germany)	19,695
	Event Ticket Sales
		19,695
	> Other Durable Goods 0.1%
180,000	Cavco Industries (a)	6,390
	Higher End Manufactured Homes
4,500,000	Champion Enterprises (a)(b)	2,070
	Manufactured Homes
		8,460
Consumer Goods & Services: Total		2,564,505

Finance 12.1%
	> Banks 3.6%
3,000,000	BOK Financial	138,960
	Tulsa-based Southwest Bank
5,718,205	Valley National Bancorp	70,277
	New Jersey/New York Bank

Number of Shares		Value (000)

	> Banks—continued
4,150,000	TCF Financial	$54,116
	Great Lakes Bank
2,305,600	MB Financial	48,348
	Chicago Bank
3,737,900	Associated Banc-Corp	42,687
	Midwest Bank
960,000	SVB Financial Group (a)	41,539
	Bank to Venture Capitalists
2,440,000	Wilmington Trust	34,648
	Delaware Trust Bank
640,000	Cullen/Frost Bankers	33,050
	Texas Bank
1,200,000	TriCo Bancshares (b)	19,680
	California Central Valley Bank
500,000	Sandy Spring Bancorp	8,140
	Baltimore, D.C. Bank
170,000	City National	6,618
	Bank & Asset Manager
1,170,000	First Busey	5,499
	Illinois Bank
583,872	Green Bankshares (c)	2,919
	Tennessee Bank
1,000,000	West Coast Bancorp (b)	2,480
	Portland Community Bank
		508,961
	> Insurance 3.2%
2,220,000	Leucadia National (a)	54,878
	Insurance Holding Company
1,890,000	HCC Insurance Holdings	51,691
	Specialty Insurance
9,420,000	Conseco (a)(b)	49,549
	Life, Long-term Care & Medical Supplement Insurance
1,530,000	Assurant	49,052
	Specialty Insurance
100,000	Markel (a)	32,982
	Specialty Insurance
1,450,000	Delphi Financial Group	32,814
	Workers Compensation & Group Employee Benefit Products & Services
575,000	Navigators Group (a)	31,625
	Specialty Insurance
1,000,000	Aspen Insurance	26,470
	Commercial Lines Insurance/Reinsurance
615,000	Hanover Insurance Group	25,418
	Personal & Commercial Lines Insurance
832,000	Willis Group	23,479
	Insurance Broker
1,420,000	Selective Insurance Group	22,337
	Commercial & Personal Lines Insurance
900,000	Tower Group	21,951
	Commercial & Personal Lines Insurance
995,000	Protective Life	21,313
	Life Insurance
		443,559
	> Finance Companies 2.3%
7,235,000	AmeriCredit (a)(b)(c)	114,241
	Auto Lending
2,350,000	McGrath Rentcorp (b)	49,984
	Temporary Space & IT Rentals
1,730,000	GATX	48,354
	Rail Car Lessor
1,545,000	World Acceptance (a)(b)	38,949
	Personal Loans
3,300,000	H&E Equipment Services (a)(b)	37,389
	Heavy Equipment Leasing
655,000	Aaron’s	17,292
	Rent to Own
1,650,000	CAI International (a)(b)	12,161
	International Container Leasing
1,091,000	Marlin Business Services (a)(b)	8,924
	Small Equipment Leasing
		327,294
	> Brokerage & Money Management 1.9%
6,448,000	SEI Investments	126,896
	Mutual Fund Administration & Investment Management
4,235,000	Eaton Vance	118,538
	Specialty Mutual Funds
700,000	Investment Technology Group (a)	19,544
	Electronic Trading
		264,978
	> Savings & Loans 1.1%
6,480,000	People’s United	100,829
	Connecticut Savings & Loan
450,000	Housing Development Finance (India)	25,693
	Indian Mortgage Lender
731,478	ViewPoint Financial	10,270
	Texas Thrift
1,010,000	Provident New York Bancorp	9,646
	New York State Thrift
234,693	Berkshire Hills Bancorp	5,149
	Northeast Thrift
		151,587
Finance: Total		1,696,379

Health Care 11.0%
	> Medical Equipment & Devices 3.5%
3,000,000	Alexion Pharmaceuticals (a)	133,620
	Biotech Focused on Orphan Diseases
1,700,000	Illumina (a)	72,250
	Leading Tools & Service Provider for Genetic Analysis
650,000	Beckman Coulter	44,811
	In-vitro Clinical Diagnostics
600,000	Edwards Lifesciences (a)	41,946
	Heart Valves
2,400,000	American Medical Systems (a)	40,608
	Medical Devices to Treat Urological Conditions
700,000	Haemonetics (a)	39,284
	Blood & Plasma Collection Equipment

Number of Shares		Value (000)

	> Medical Equipment & Devices—continued
900,000	Kinetic Concepts (a)	$33,282
	Wound Healing & Tissue Repair Products
1,900,000	Hologic (a)	31,046
	Diagnostic & Medical Imaging Equipment for Women’s Health
1,000,000	Orthofix International (a)(b)	29,390
	Bone Fixation & Stimulation Devices
650,500	Sirona Dental Systems (a)	19,352
	Manufacturer of Dental Equipment
148,000	Thoratec (a)	4,480
	Left Ventricular Assist Device (LVAD) - Artificial Heart
		490,069
	> Biotechnology & Drug Delivery 3.1%
3,200,000	Human Genome Sciences (a)	60,224
	Biotech Focused on HCV, Inflammation & Cancer
3,000,000	BioMarin (a)	54,240
	Biotech Focused on Orphan Diseases
1,735,000	Myriad Genetics (a)	47,539
	Genetic Diagnostics
3,250,000	Seattle Genetics (a)	45,597
	Antibody-based Therapies for Cancer
900,000	United Therapeutics (a)	44,091
	Biotech Focused on Rare Diseases
4,425,000	Nektar Therapeutics (a)	43,099
	Drug Delivery Technologies
1,250,000	Auxilium Pharmaceuticals (a)	42,763
	Biotech Focused on Niche Disease Areas
600,000	AMAG Pharmaceuticals (a)	26,208
	Biotech Focused on Niche Diseases
1,300,000	InterMune (a)	20,709
	Drugs for Pulmonary Fibrosis & Hepatitis C
475,000	Onyx Pharmaceuticals (a)	14,236
	Commercial-stage Biotech Focused on Cancer
1,800,000	Allos Therapeutics (a)	13,050
	Cancer Drug Development
2,700,000	NPS Pharmaceuticals (a)(b)	10,854
	Orphan Drugs & Healthy Royalties
1,450,916	Poniard (a)(c)	10,853
	Cancer Biotech
1,400,000	Micromet (a)	9,324
	Next-generation Antibody Technology
359,944	MicroDose Technologies (a)(d)	180
	Drug Inhaler Development
1,249,999	Perlegen Sciences (a)(d)	12
	Large Scale Gene Sequencing
187,500	Locus Pharmaceuticals, Series A-1, Pfd. (a)(d)	11
96,644	Locus Pharmaceuticals, Series B-1, Pfd. (a)(d)	6
	High Throughput Rational Drug Design
		442,996
	> Medical Supplies 2.1%
1,090,000	Henry Schein (a)	59,852
	Largest Distributor of Healthcare Products
3,200,000	Cepheid (a)(b)	42,304
	Molecular Diagnostics
1,675,000	QIAGEN (Netherlands) (a)(c)	35,644
	Life Science Tools & Molecular Diagnostics
665,000	Idexx Laboratories (a)	33,250
	Diagnostic Equipment & Services for Veterinarians
850,000	ICU Medical (a)(b)	31,331
	Intravenous Therapy Products
486,000	Techne	30,399
	Cytokines, Antibodies & Other Reagents for Life Science
1,700,000	Luminex (a)	28,900
	Life Science Tools & Molecular Diagnostics
1,400,000	Immucor (a)	24,780
	Automated Blood Typing Reagents
150,000	Owens & Minor	6,788
	Distribution of Medical Supplies
		293,248
	> Health Care Services 1.7%
2,200,000	Psychiatric Solutions (a)	58,872
	Behavioral Health Services
2,300,000	PSS World Medical (a)	50,209
	Distributor of Medical Supplies
1,050,000	Charles River Laboratories (a)	38,829
	Pharmaceutical Research
700,000	MEDNAX (a)	38,444
	Physician Management for Pediatric & Anesthesia Practices
4,250,000	eResearch Technology (a)(b)	29,750
	Clinical Research Services
850,000	Healthcare Services Group	15,606
	Outsourced Services to Long-term Care Industry
800,000	Emdeon (a)	12,960
	Revenue & Payment Cycle Management
		244,670
	> Pharmaceuticals 0.6%
1,250,000	Cephalon (a)	72,800
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
2,450,000	United Drug (Ireland)	8,284
	Irish Pharmaceutical Wholesaler & Outsourcer
		81,084
Health Care: Total		1,552,067

Energy & Minerals 9.0%
	> Oil Services 4.3%
2,809,568	Fugro (Netherlands)	162,543
	Sub-sea Oilfield Services
3,100,000	FMC Technologies (a)	161,944
	Oil & Gas Wellhead Manufacturer
3,200,000	Atwood Oceanics (a)	112,864
	Offshore Drilling Contractor
1,000,000	Oceaneering International (a)	56,750
	Provider of Sub-sea Services & Manufactured Products
1,670,000	ShawCor (Canada)	45,172
	Oil & Gas Pipeline Products
5,000,000	Trinidad Drilling (Canada)	31,523
	Operator of Deep Land Drilling Rigs & Service Rigs Throughout North America

Number of Shares		Value (000)

	> Oil Services—continued
1,750,000	Tesco (a)	$13,965
	Developing New Well Drilling Technologies
375,000	Bristow (a)	11,134
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
600,000	Tetra Technologies (a)	5,814
	U.S.-based Service Company with Life of Field Approach
2,983,500	Horizon North Logistics (Canada) (a)	4,653
	Provides Diversified Oil Service Offering in Northern Canada
		606,362
	> Oil & Gas Producers 3.6%
3,200,000	Southwestern Energy (a)	136,576
	Oil & Gas Producer
1,580,000	XTO Energy	65,286
	Oil & Gas Producer
4,910,550	Pacific Rubiales Energy (Canada) (a)	60,817
	Oil Production & Exploration in Colombia
1,100,000	Range Resources	54,296
	Oil & Gas Producer
975,000	Ultra Petroleum (a)	47,736
	Oil & Gas Producer
2,400,000	Tullow Oil (United Kingdom)	43,355
	Oil & Gas Producer
2,700,000	Denbury Resources (a)	40,851
	Oil Producer Using Co2 Injection
1,167,000	Carrizo Oil & Gas (a)	28,580
	Oil & Gas Producer
4,000,000	Gran Tierra Energy (Canada) (a)	16,775
	Oil Exploration & Production in Colombia, Peru & Argentina
1,500,000	Vaalco Energy	6,900
	Oil & Gas Producer
418,500	Pan Orient (Canada) (a)	1,876
	Growth Oriented & Return Focused Asian Explorer
156,500	Alange Energy (Canada) (a)	98
	Oil Exploration in Kurdistan
		503,146
	> Mining 0.9%
3,000,000	Silver Wheaton (Canada) (a)	37,770
	Silver Mining Royalty Company
290,000	Core Laboratories (Netherlands) (c)	29,896
	Oil & Gas Reservoir Consulting
7,725,000	Uranium One (South Africa) (a)	18,543
	Uranium Mines in Kazakhstan, the U.S. & Australia
400,000	Royal Gold	18,240
	Precious Metals Mining Royalty Company
1,000,000	Ivanhoe Mines (Canada) (a)	12,852
	Copper Mine Project in Mongolia
3,500,000	Orko Silver (Canada) (a)	2,812
	Silver Exploration & Development
1,000,000	PolyMet Mining (a)	2,630
	Copper & Nickel Miner
		122,743
	> Independent Power 0.1%
340,000	Wisconsin Energy	15,358
	Wisconsin Utility
		15,358
	> Oil Refining, Marketing & Distribution 0.1%
175,000	Vopak (Netherlands) (a)	11,378
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
		11,378
	> Alternative Energy —%
1,800,000	Synthesis Energy Systems (China) (a)	2,160
	Owner/Operator of Gasification Plants
		2,160
Energy & Minerals: Total		1,261,147

Other Industries 4.3%
	> Real Estate 2.5%
675,000	Federal Realty Investment Trust	41,425
	Shopping Centers
850,000	Digital Realty Trust	38,853
	Technology-focused Office Buildings
900,000	Corporate Office Properties	33,192
	Office Buildings
22,000,000	Ascendas REIT (Singapore)	29,926
	Singapore Industrial Property Landlord
865,037	Macerich Company (c)	26,237
	Regional Shopping Malls
580,000	SL Green Realty	25,433
	Manhattan Office Buildings
900,000	American Campus Communities	24,165
	Student Housing
40,000,000	Mapletree Logistics Trust (Singapore)	21,772
	Asian Logistics Landlord
700,000	Washington REIT	20,160
	Washington D.C. Diversified Properties
3,750,000	DCT Industrial Trust	19,163
	Industrial Properties
1,360,000	BioMed Realty Trust	18,768
	Life Science-focused Office Buildings
1,158,000	Forest City Enterprises, Class B (b)	15,946
	Commercial & Residential Property Developer
1,400,000	Extra Space Storage	14,770
	Self Storage Facilities
2,800	Orix JREIT (Japan)	14,440
	Diversified REIT
2,300,000	Kite Realty Group	9,591
	Community Shopping Centers
37,407	Security Capital European Realty (Luxembourg) (a)(d)(e)	—
	Self Storage Properties
		353,841
	> Transportation 1.2%
2,110,000	JB Hunt Transport Services	67,794
	Truck & Intermodal Carrier
2,480,000	Heartland Express	35,712
	Regional Trucker
2,500,000	Rush Enterprises, Class A (a)(b)	32,300
500,000	Rush Enterprises, Class B (a)(b)	5,445
	Truck Sales & Services

Number of Shares or Principal Amount (000)		Value (000)

	> Transportation—continued
625,000	American Commercial Lines (a)	$18,200
	Operator of Inland Barges/Builder of Barges & Vessels
200,000	World Fuel Services	9,614
	Global Fuel Broker
		169,065
	> Regulated Utilities 0.6%
2,200,000	Northeast Utilities	52,228
	Regulated Electric Utility
536,000	Red Electrica de Espana (Spain)	27,441
	Spanish Power Grid
		79,669
Other Industries: Total		602,575

Total Equities: 97.6% (Cost: $10,562,723)		13,720,206

Securities Lending Collateral 1.2%
162,171,125	Dreyfus Government Cash Management Fund (f) (7 day yield of 0.060%)	162,171

Total Securities Lending Collateral: 1.2% (Cost: $162,171)		162,171

Short-Term Obligations 2.5%
	> Repurchase Agreement 2.2%
$306,494	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/09, due 10/01/09 at 0.010%, collateralized by U.S. Government Agency obligations with various maturities to 11/10/11, market value $312,626 (repurchase proceeds $306,494)	306,494
		306,494
	> Commercial Paper 0.3%
50,000	Toyota Motor Credit 0.18% Due 10/05/09	49,999
		49,999
Total Short-Term Obligations: 2.5% (Amortized Cost: $356,493)		356,493

Total Investments: 101.3% (Cost: $11,081,387)(g)(h)		14,238,870

Obligation to Return Collateral for Securities Loaned: (1.2)%		(162,171)

Cash and Other Assets Less Liabilities: (0.1)%		(13,490)

Total Net Assets: 100.0%		$14,063,209

ADR = American Depositary Receipts.

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Funds would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Total Information	$3,187,655	$270,337	$—	$3,457,992
Total Industrial Goods & Services	2,268,258	317,283	—	2,585,541
Total Consumer Goods & Services	2,518,452	46,053	—	2,564,505
Total Finance	1,670,686	25,693	—	1,696,379
Total Health Care	1,543,573	8,284	210	1,552,067
Total Energy & Minerals	1,043,871	217,276	—	1,261,147
Total Other Industries	508,996	93,579	—	602,575
Total Equities	12,741,491	978,505	210	13,720,206
Securities Lending Collateral	162,171	—	—	162,171
Short-Term Obligations	—	356,493	—	356,493
Total Investments	$12,903,662	$1,334,998	$210	$14,238,870

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine-month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net transfers into Level 3	Net transfers out of Level 3	Balance as of September 30, 2009
Health Care
Biotechnology & Drug Delivery	$426	$—	$—	$(216)	$—	$—	$—	$—	$210
Total	$426	$—	$—	$(216)	$—	$—	$—	$—	$210

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at September 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $216.

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the nine months ended September 30, 2009, are as follows:

Affiliates	Balance of Shares Held 12/31/08	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/09	Value	Dividend
Actuate	1,683,760	1,106,240	—	2,790,000	$16,126	$—
Administaff	2,025,000	—	90,000	1,935,000	50,833	778
AFC Enterprises	1,800,000	200,000	—	2,000,000	16,840	—
AmeriCredit	7,235,000	—	—	7,235,000	114,241	—
AnnTaylor Stores	—	3,500,000	—	3,500,000	55,615	—
Array Biopharma*	2,910,000	—	2,910,000	—	—	—
Avis Budget Group*	—	6,000,000	1,300,000	4,700,000	62,792	—
Bally Technologies	3,750,000	275,000	—	4,025,000	154,439	—
CAI International	1,500,000	150,000	—	1,650,000	12,161	—
Carrizo Oil & Gas*	2,525,000	200,000	1,558,000	1,167,000	28,580	—
Cepheid	3,100,000	900,000	800,000	3,200,000	42,304	—
Champion Enterprises	4,500,000	—	—	4,500,000	2,070	—
Charlotte Russe*	—	1,900,000	1,900,000	—	—	—
Charming Shoppes	—	5,857,967	—	5,857,967	28,763	—
Chattem	1,010,000	—	—	1,010,000	67,074	—
Clarcor	3,000,000	—	—	3,000,000	94,080	810
Cogent Communications	4,300,000	—	—	4,300,000	48,590	—
Conseco	9,420,000	—	—	9,420,000	49,549	—
Donaldson	4,200,000	—	—	4,200,000	145,446	1,449
Drew Industries	1,324,000	276,000	—	1,600,000	34,704	—
Entravision Communications*	2,500,000	—	—	2,500,000	4,325	—
eResearch Technology	3,935,901	314,099	—	4,250,000	29,750	—
ESCO Technologies	2,200,000	—	—	2,200,000	86,680	—
FARO Technologies*	1,275,000	—	940,926	334,074	5,739	—
Forest City Enterprises, Class B	1,158,000	—	—	1,158,000	15,946	—
Forward Air*	1,900,000	—	600,000	1,300,000	30,095	322
Gaiam	1,200,000	171,366	—	1,371,366	9,572	—
Gaylord Entertainment	3,300,000	400,000	—	3,700,000	74,370	—
H&E Equipment Services	3,300,000	—	—	3,300,000	37,389	—
Hackett Group	4,600,000	—	100,000	4,500,000	13,050	—
HEICO	850,000	375,000	—	1,225,000	41,540	125
Helen of Troy	1,900,000	—	200,000	1,700,000	33,031	—
Herman Miller	3,000,000	500,000	—	3,500,000	59,185	605
Hot Topic	—	3,791,890	483,000	3,308,890	24,784	—
ICU Medical	1,250,000	—	400,000	850,000	31,331	—
iGate	5,000,000	—	—	5,000,000	42,900	550
II-VI	2,400,000	—	—	2,400,000	61,056	—
Informatica	5,500,000	1,500,000	—	7,000,000	158,060	—
Interline Brands	2,000,000	600,000	—	2,600,000	43,810	—
IPG Photonics	2,750,000	—	—	2,750,000	41,800	—
ITT Educational Services*	2,150,000	—	800,000	1,350,000	149,053	—
IXYS	2,035,000	400,000	535,000	1,900,000	16,169	—
Kenexa	2,425,000	—	—	2,425,000	32,689	—
Kite Realty Group*	1,900,000	400,000	—	2,300,000	9,591	878
Knoll	3,300,000	700,000	—	4,000,000	41,720	556
lululemon athletica	—	4,200,000	—	4,200,000	95,550	—
Luminex*	1,110,000	1,343,000	753,000	1,700,000	28,900	—
Marlin Business Services	1,091,000	—	—	1,091,000	8,924	—
MB Financial*	2,020,000	285,600	—	2,305,600	48,348	283
McGrath Rentcorp	1,890,000	460,000	—	2,350,000	49,984	1,355
Mediacom Communications	4,000,000	344,085	344,085	4,000,000	23,040	—
Mine Safety Appliances	1,975,000	—	—	1,975,000	54,332	1,422
Mobile Mini*	1,750,000	—	—	1,750,000	30,380	—
Navigant Consulting	2,500,000	—	—	2,500,000	33,750	—
Nektar Therapeutics*	5,325,000	—	900,000	4,425,000	43,099	—
NPS Pharmaceuticals	—	2,700,000	—	2,700,000	10,854	—
Orthofix International	600,000	400,000	—	1,000,000	29,390	—
PAETEC Holdings	8,000,000	500,000	—	8,500,000	32,895	—
Pericom Semiconductor	915,000	850,000	—	1,765,000	17,315	—

> Notes to Statement of Investments (dollar values in thousands)

Affiliates	Balance of Shares Held 12/31/08	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/09	Value	Dividend
Pinnacle Entertainment	4,050,000	—	—	4,050,000	$41,269	$—
Pool*	2,600,000	—	500,000	2,100,000	46,662	1,014
Princeton Review	2,550,000	435,300	—	2,985,300	12,538	—
Quality Systems*	1,850,000	—	947,890	902,110	55,543	1,320
Radiant Systems	3,050,000	—	845,664	2,204,336	23,674	—
Rush Enterprises	2,750,000	250,000	—	3,000,000	37,745	—
Salem Communications	1,541,000	—	—	1,541,000	3,483	—
Savient Pharmaceuticals*	1,416,941	1,583,059	3,000,000	—	—	—
SeaBright Insurance Holdings*	1,200,000	—	1,200,000	—	—	—
Seattle Genetics*	4,400,000	—	1,150,000	3,250,000	45,597	—
SkillSoft - ADR	9,500,000	—	—	9,500,000	91,200	—
Smart Balance*	5,000,000	—	2,500,000	2,500,000	15,350	—
Spanish Broadcasting System	2,400,000	—	—	2,400,000	1,128	—
Stewart Information Services*	909,420	—	909,420	—	—	—
Stratasys*	1,180,000	—	375,000	805,000	13,814	—
Supertex	1,035,000	—	—	1,035,000	31,050	—
Switch & Data Facilities	2,500,000	—	—	2,500,000	34,025	—
Talbots	4,250,000	—	—	4,250,000	39,228	—
TriCo Bancshares	1,200,000	—	—	1,200,000	19,680	468
True Religion Apparel	1,150,000	633,000	283,000	1,500,000	38,895	—
tw telecom	9,500,000	—	—	9,500,000	127,775	—
Universal Technical Institute	1,500,000	250,301	—	1,750,301	34,481	—
Vail Resorts	2,390,000	—	440,000	1,950,000	65,403	—
Viad*	1,032,075	—	1,032,075	—	—	73
Virtusa	1,000,000	675,000	—	1,675,000	15,896	—
Voyager Learning	2,000,000	—	—	2,000,000	9,500	—
West Coast Bancorp	837,000	163,000	—	1,000,000	2,480	28
World Acceptance	1,545,000	—	—	1,545,000	38,949	—
Total of Affiliated Transactions	221,624,097	44,589,907	27,797,060	238,416,944	$3,469,968	$12,036

*  At September 30, 2009, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2009, were $3,130,889 and $3,469,968, respectively. Investments in affiliated companies represented 24.7% of the Fund’s total net assets at September 30, 2009.

(c)          All or a portion of this security was on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 was $158,043.

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the board of trustees. At September 30, 2009, the market value of these securities amounted to $210, which represented less than 0.01% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
MicroDose Technologies	11/24/00	359,944	$2,005	$180
Perlegen Sciences	3/30/01	1,249,999	4,500	13
Locus Pharmaceuticals, Series A-1, Pfd.	9/05/01	187,500	7,500	11
Locus Pharmaceuticals, Series B-1, Pfd.	2/08/07	96,644	280	6
Security Capital European Realty	8/20/98-7/20/99	37,407	205	—
			$14,490	$210

(e)          Security has no value.

(f)            Investment made with cash collateral received from securities lending activity.

(g)         At September 30, 2009, for federal income tax purposes, cost of investments was $11,081,387 and net unrealized appreciation was $3,157,483, consisting of gross unrealized appreciation of $4,649,956 and gross unrealized depreciation of $1,492,473.

> Notes to Statement of Investments (dollar values in thousands)

(h)         On September 30, 2009, the market value of foreign securities represented 10.23% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Netherlands	$315,795	2.25
Canada	214,348	1.52
Singapore	172,685	1.23
Japan	124,387	0.89
Chile	78,260	0.56
United Kingdom	73,641	0.52
France	71,533	0.51
China	67,900	0.48
Sweden	62,192	0.44
Hong Kong	55,053	0.39
India	44,255	0.32
Denmark	34,239	0.24
South Korea	27,679	0.20
Spain	27,441	0.20
Israel	24,352	0.17
Switzerland	20,277	0.14
Germany	19,695	0.14
South Africa	18,543	0.13
Poland	8,649	0.06
Ireland	8,284	0.06
Luxembourg	—	—
Total Foreign Portfolio	$1,469,208	10.45

Columbia Acorn International

Statement of Investments (Unaudited), September 30, 2009

Number of Shares		Value (000)

Equities: 95.5%
Asia 40.5%
	> Japan 16.9%
6,550,000	Kansai Paint	$50,796
	Paint Producer in Japan, India, China & Southeast Asia
519,570	Point	34,314
	Apparel Specialty Retailer
12,500	Nippon Residential Investment (a)	32,015
	Residential REIT
31,500	Jupiter Telecommunications	30,480
	Largest Cable Service Provider in Japan
2,027,000	Rohto Pharmaceutical	27,622
	Health & Beauty Products
10,170	Seven Bank	25,104
	ATM Processing Services
3,000,000	Kamigumi	24,332
	Port Cargo Handling & Logistics
1,146,300	Aeon Mall	23,644
	Suburban Shopping Mall Developer, Owner & Operator
640,000	Ibiden	23,592
	Electronic Parts & Ceramics
952,400	Glory	23,350
	Currency Handling Systems & Related Equipment
1,544,000	Aeon Delight	21,786
	Facility Maintenance & Management
4,200	Orix JREIT	21,660
	Diversified REIT
2,143,500	Asics	19,795
	Footwear & Apparel
398,900	Benesse	19,498
	Education Service Provider
4,300	Osaka Securities Exchange	19,458
	Osaka Securities Exchange
643,000	Ain Pharmaciez	17,883
	Dispensing Pharmacy/Drugstore Operator
3,050	Fukuoka	17,769
	Diversified REIT in Fukuoka
7,500	Wacom	17,736
	Computer Graphic Illustration Devices
737,000	Kintetsu World Express	17,216
	Airfreight Logistics
193,000	Nakanishi	16,932
	Dental Tools & Machinery
587,800	Miura	16,565
	Industrial Boiler
1,750,000	Suruga Bank	16,467
	Regional Bank
950,000	Ushio	16,448
	Industrial Light Sources
2,868	Nippon Accommodations Fund	15,979
	Residential REIT
787,200	Daiseki	15,503
	Waste Disposal & Recycling
390,300	Unicharm PetCare	14,480
	Pet Food & Pet Toiletries
580,000	Hamamatsu Photonics	13,816
	Optical Sensors for Medical & Industrial Applications
430,000	Makita	13,530
	Power Tools
480,000	Olympus	12,636
	Medical Equipment (Endoscopes) & Cameras
345,000	Tsumura	12,420
	Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)
822,000	Zenrin	11,953
	Map Content Publisher
3,100,000	Chuo Mitsui Trust Holdings	11,381
	Trust Bank
1,190	Nippon Building Fund	10,597
	Office REIT
785,000	Tamron	9,320
	Camera Lens Maker
116,300	Toyo Tanso	5,977
	Carbon & Graphite Products for Industrial Use
339,100	Torishima Pump Manufacturing	5,526
	Industrial Pump for Power Generation & Water Suppy Systems
213,700	Icom	5,461
	Two Way Radio Communication Equipment
218,000	As One	4,138
	Scientific Supplies Distributor
		697,179
	> China 5.2%
382,000	New Oriental Education & Technology - ADR (b)	30,732
	China’s Largest Private Education Service Provider
14,182,000	China Yurun Food	30,527
	Meat Processor in China
31,987,000	Jiangsu Expressway	26,128
	Chinese Toll Road Operator
29,166,400	China Green	24,775
	Chinese Fruit & Vegetable Grower & Processor
703,800	Mindray - ADR (c)	22,972
	Medical Device Manufacturer
250,000,000	RexLot Holdings (b)	22,225
	Lottery Equipment Supplier in China
5,018,500	Shandong Weigao	16,505
	Vertically Integrated Hospital Consumable Manufacturer
12,316,000	Wasion Group	10,697
	Electronic Power Meter Total Solution Provider
7,891,000	China Shipping Development	9,813
	China’s Dominant Shipper for Oil & Coal
15,300,000	Fu Ji Food & Catering Services (b)	9,516
	Food Catering Service Provider in China
1,000,000	VisionChina Media - ADR (b)	7,960
	Advertising on Digital Screens in China’s Mass Transit System
43,944	ZhongDe Waste Technology	797
	Solid Municipal Waste & Medical Waste Incinerator Manufacturer
		212,647

Number of Shares		Value (000)

	> Singapore 5.0%
35,000,000	Olam International	$61,578
	Agriculture Supply Chain Manager
77,000,000	Mapletree Logistics Trust	41,912
	Asian Logistics Landlord
7,000,000	Singapore Exchange	41,586
	Singapore Equity & Derivatives Market Operator
30,000,000	CDL Hospitality Trust	30,437
	Singapore Hotel Operator
21,000,000	Ascendas REIT	28,566
	Singapore Industrial Property Landlord
		204,079
	> India 3.8%
1,868,376	Jain Irrigation Systems	30,611
	Agricultural Micro-irrigation Systems & Food Processing
1,008,727	Asian Paints	29,438
	India’s Largest Paint Company
300,000	Educomp Solutions	29,038
	Multimedia Educational Content
450,000	Housing Development Finance	25,693
	Indian Mortgage Lender
1,570,000	Mundra Port & Special Economic Zone	16,909
	Indian West Coast Shipping Port
2,135,000	Shriram Transport Finance	16,783
	Truck Financing in India
878,824	Patel Engineering	9,012
	Civil Engineering & Construction
		157,484
	> South Korea 3.5%
182,000	MegaStudy	37,324
	Online Education Service Provider
245,000	NHN (b)	36,070
	South Korea’s Largest Online Search Engine
909,000	Woongjin Coway	29,161
	South Korean Household Appliance Rental Service Provider
376,000	Mirae Asset Securities	22,370
	South Korean Largest Diversified Financial Company
298,000	Taewoong	19,072
	Niche Custom Forging
		143,997
	> Taiwan 3.2%
45,000,000	Yuanta FHC	33,113
	Financial Holding Company in Taiwan
8,704,793	Everlight Electronics	28,380
	LED Packager
11,353,184	President Chain Store	27,784
	Taiwan’s Number One Convenience Chain Store Operator
4,020,500	Simplo Technology	22,768
	World’s Largest Notebook Battery Pack Supplier
1,454,200	Formosa International Hotels	18,237
	Hotel, Food & Beverage Operation & Hospitality Management Services
		130,282
	> Hong Kong 2.2%
2,700,000	Hong Kong Exchanges and Clearing	48,497
	Hong Kong Equity & Derivatives Market Operator
22,154,200	Lifestyle International	34,088
	Mid to High-end Department Store Operator in Hong Kong & China
73,217,756	NagaCorp	9,608
	Casino/Entertainment Complex in Cambodia
		92,193
	> Indonesia 0.7%
75,000,000	Perusahaan Gas Negara	28,320
	Gas Distributor & Pipeline Operator
		28,320
Asia: Total		1,666,181

Europe 36.3%
	> United Kingdom 6.8%
6,100,000	Serco	49,250
	Facilities Management
1,898,800	Intertek Group	38,513
	Testing, Inspection & Certification Services
3,300,000	Capita Group	38,118
	White Collar, Back Office Outsourcing
1,350,000	Schroders	23,612
	United Kingdom Top Tier Asset Manager
4,950,000	Cobham	17,326
	Aerospace Components
4,600,000	RPS Group	16,555
	Environmental Consulting & Planning
400,000	Chemring	15,632
	Defense Manufacturer of Countermeasures & Energetics
212,000	Randgold Resources - ADR	14,815
	Gold Mining in Western Africa
750,000	Rotork	13,562
	Valve Actuators for Oil & Water Pipelines
1,110,000	Keller Group	12,884
	Ground Engineering
690,000	Tullow Oil	12,465
	Oil & Gas Producer
3,150,000	N Brown Group	12,384
	Home Shopping Women’s Clothes Retailer
1,364,000	Smith & Nephew	12,218
	Medical Equipment & Supplies
864,000	Intermediate Capital	4,129
	European Provider of Mezzanine Capital
		281,463
	> Netherlands 6.5%
1,871,250	Imtech	47,771
	Engineering & Technical Services
735,945	Fugro	42,577
	Sub-sea Oilfield Services
474,600	Vopak (b)	30,857
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
1,372,989	Koninklijke TenCate (a)	30,253
	Advanced Textiles & Industrial Fabrics

Number of Shares		Value (000)

	> Netherlands—continued
1,385,000	Unit 4 Agresso (a)(b)	$29,891
	Business Software Development
2,005,935	Aalberts Industries	27,009
	Flow Control & Heat Treatment
1,088,187	Arcadis	19,980
	Engineering Consultants
244,969	Smit Internationale	18,943
	Harbor & Offshore Towage & Marine Services
650,000	QIAGEN (b)	13,798
	Life Science Tools & Molecular Diagnostics
62,000	Core Laboratories	6,392
	Oil & Gas Reservoir Consulting
		267,471
	> France 5.3%
328,000	Neopost	29,448
	Postage Meter Machines
246,000	Iliad	27,762
	Alternative Internet & Telecoms Provider
469,574	Saft	26,211
	Niche Battery Manufacturer
271,000	Pierre & Vacances	23,340
	Vacation Apartment Lets
944,000	SES	21,427
	Satellite Broadcasting Services
411,000	Zodiac Aerospace	16,316
	Leading Aircraft Supplier
430,000	Carbone Lorraine	15,893
430,000	Carbone Lorraine - Rights (b)	1,265
	Advanced Industrial Materials
170,000	Rubis	15,537
	Tank Storage & Liquefied Petroleum Gas Distributor
437,000	Eutelsat	13,308
	Co-leader in European Fixed Satellite Services
253,000	Eurofins Scientific	11,874
	Food Screening & Testing
160,701	Norbert Dentressangle	10,371
	Transport
730,000	Hi-Media (b)	5,067
	Leading Online Advertiser in Europe
		217,819
	> Germany 4.3%
524,000	Wincor Nixdorf	33,732
	Retail POS Systems & ATM Machines
700,000	CTS Eventim	31,693
	Event Ticket Sales
200,000	Vossloh	22,681
	Rail Infrastructure & Diesel Locomotives
155,000	Rational	21,734
	Commercial Oven Manufacturer
850,000	Rhoen-Klinikum	21,653
	Health Care Services
696,311	Elringklinger	14,328
	Automobile Components
790,000	Tognum	13,512
	Diesel Engines for Drive & Power Generation Systems
700,000	Takkt	8,828
	Mail Order Retailer of Office & Warehouse Durables
354,500	Deutsche Beteiligungs	8,395
	Private Equity Investment Management
		176,556
	> Sweden 2.6%
3,944,000	Hexagon	47,170
	Measurement Equipment
3,235,000	Sweco	26,948
	Engineering Consultants
4,572,226	Nobia (b)	25,131
	Kitchen Cabinet Manufacturing & Sales
750,000	East Capital Explorer (b)	6,806
	Sweden-based RUS/CEE Investment Fund
		106,055
	> Switzerland 2.4%
185,000	Geberit	28,441
	Plumbing Supplies
20,500	Sika	27,711
	Chemicals for Construction & Industrial Applications
275,000	Kuehne & Nagel	23,941
	Freight Forwarding/Logistics
85,000	Burckhardt Compression	13,950
	Gas Compression Pumps
126,406	Bank Sarasin & Cie (b)	5,264
	Private Banking
		99,307
	> Finland 2.2%
1,382,777	Stockmann	36,488
	Department Store & Fashion Retailer in Scandinavia & Russia
1,756,000	Poyry	31,878
	Engineering Consultants
2,170,000	Ramirent (b)	24,261
	Largest Equipment Rental Company in Scandinavia & Central Eastern Europe
		92,627
	> Ireland 1.5%
8,100,000	United Drug	27,388
	Irish Pharmaceutical Wholesaler & Outsourcer
600,000	Aryzta (b)	24,022
	Baked Goods
300,300	Paddy Power	9,144
	Irish Betting Services
		60,554
	> Italy 0.9%
9,610,356	CIR (b)	21,623
	Italian Holding Company
2,639,000	Credito Emiliano (b)	16,803
	Italian Regional Bank
		38,426

Number of Shares		Value (000)

	> Spain 0.8%
532,000	Red Electrica de Espana	$27,236
	Spanish Power Grid
1,278,846	ENCE (b)	5,787
	Europe’s Leading Eucalyptus Pulp Maker
		33,023
	> Poland 0.8%
975,900	Central European Distribution (b)	31,970
	Vodka Production & Spirits Distribution
		31,970
	> Denmark 0.7%
297,000	Novozymes	28,014
	Industrial Enzymes
		28,014
	> Greece 0.6%
3,427,000	Intralot	23,727
	Lottery & Gaming Systems & Services
		23,727
	> Czech Republic 0.6%
114,000	Komercni Banka	22,752
	Leading Czech Universal Bank
		22,752
	> Iceland 0.3%
22,568,604	Marel (b)	11,468
	Largest Manufacturer of Poultry & Fish Processing Equipment
		11,468
Europe: Total		1,491,232

Other Countries 13.0%
	> United States 4.1%
1,340,000	Atwood Oceanics (b)	47,262
	Offshore Drilling Contractor
625,000	Alexion Pharmaceuticals (b)	27,837
	Biotech Focused on Orphan Diseases
346,000	Oceaneering International (b)	19,635
	Provider of Sub-sea Services & Manufactured Products
251,000	FMC Technologies (b)	13,112
	Oil & Gas Wellhead Manufacturer
725,000	BioMarin (b)	13,108
	Biotech Focused on Orphan Diseases
300,000	Illumina (b)	12,750
	Leading Tools & Service Provider for Genetic Analysis
250,000	World Fuel Services	12,018
	Global Fuel Broker
430,000	Ritchie Brothers Auctioneers (c)	10,552
	Heavy Equipment Auctioneer
300,000	Bristow (b)	8,907
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
324,000	Tesco (b)	2,586
	Developing New Well Drilling Technologies
		167,767
	> Australia 3.2%
7,140,000	Sino Gold (b)	42,410
	Gold Mining in The People’s Republic of China
660,323	Perpetual Trustees	22,637
	Mutual Fund Management
2,000,000	Billabong International	21,071
	Action Sports Apparel Brand Manager
550,000	Australian Stock Exchange	17,023
	Australian Equity & Derivatives Market Operator
262,000	Cochlear	15,414
	Cochlear Implants for Hearing
965,000	United Group	12,601
	Engineering & Facilities Management
		131,156
	> South Africa 2.3%
1,973,000	Naspers	67,657
	Media in Africa & Other Emerging Markets
4,600,000	Mr. Price	20,916
	South African Retailer of Apparel, Household & Sporting Goods
3,049,000	Uranium One (b)	7,319
	Uranium Mines in Kazakhstan, the U.S. & Australia
		95,892
	> Canada 2.3%
1,710,000	ShawCor	46,254
	Oil & Gas Pipeline Products
1,117,000	CCL Industries	23,161
	Leading Global Label Manufacturer
850,000	Ivanhoe Mines (b)	10,924
744,000	Ivanhoe Mines (b)	9,516
	Copper Mine Project in Mongolia
2,262,100	Horizon North Logistics (b)	3,529
	Provides Diversified Oil Service Offering in Northern Canada
517,100	Pan Orient (b)	2,318
	Growth Oriented & Return Focused Asian Explorer
		95,702
	> Israel 0.8%
2,890,000	Israel Chemicals	33,199
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
		33,199
	> Kazakhstan 0.3%
1,770,000	Halyk Savings Bank of Kazakhstan - GDR (b)	12,460
	Largest Retail Bank & Insurer in Kazakhstan
		12,460
Other Countries: Total		536,176

Number of Shares or Principal Amount (000)		Value (000)

Latin America 5.7%
	> Brazil 3.3%
5,500,000	Localiza Rent A Car	$54,982
	Car Rental
4,300,000	Suzano (b)	45,388
	Brazilian Pulp & Paper Producer
2,000,000	Natura	36,069
	Direct Retailer of Cosmetics
		136,439
	> Mexico 1.6%
18,000,000	Urbi Desarrollos Urbanos (b)	36,488
	Affordable Housing Builder
700,000	Grupo Aeroportuario del Sureste - ADR	29,862
	Mexican Airport Operator
		66,350
	> Chile 0.8%
862,000	Sociedad Quimica y Minera de Chile - ADR	33,730
	Producer of Specialty Fertilizers, Lithium & Iodine
		33,730
Latin America: Total		236,519

Total Equities: 95.5% (Cost: $3,014,676)		3,930,108

Securities Lending Collateral 0.6%
25,905,450	Dreyfus Government Cash Management Fund (d) (7 day yield of 0.060%)	25,905

Total Securities Lending Collateral: (Cost: $25,905)		25,905

Short-Term Obligations 4.0%
	> Repurchase Agreement 3.5%
$146,499	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/09, due 10/01/09 at 0.010%, collateralized by U.S. Government Agency obligations with various maturities to 12/17/18, market value $149,434 (repurchase proceeds $146,499)	146,499
		146,499
	> Commercial Paper 0.5%
18,900	Toyota Motor Credit 0.18% Due 10/05/09	18,900
		18,900
Total Short-Term Obligations: (Amortized Cost: $165,399)		165,399

Total Investments: 100.1% (Cost: $3,205,980)(e)(f)		4,121,412

Obligation to Return Collateral for Securities Loaned: (0.6)%		(25,905)

Cash and Other Assets Less Liabilities: 0.5%		21,258

Total Net Assets: 100.0%		$4,116,765

ADR = American Depositary Receipts.

GDR = Global Depositary Receipts.

> Notes to Statements of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Funds would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Total Asia	$61,664	$1,595,001	$9,516	$1,666,181
Total Europe	54,442	1,436,790	—	1,491,232
Total Other Countries	270,788	265,388	—	536,176
Total Latin America	236,519	—	—	236,519
Total Equities	623,413	3,297,179	9,516	3,930,108
Securities Lending Collateral	25,905	—	—	25,905
Short-Term Obligations	—	165,399	—	165,399
Total Investments	649,318	3,462,578	9,516	4,121,412
Net Forward Foreign Currency Contracts	—	2,129	—	2,129
Total	$649,318	$3,464,707	$9,516	$4,123,541

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine-month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of September 30, 2009
Asia
China	$—	$—	$—	$(3,691)	$—	$—	$13,207	$—	$9,516
Hong Kong	312	—	—	—	—	—	—	(312)	—
Total	$312	$—	$—	$(3,691)	$—	$—	$13,207	$(312)	$9,516

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at September 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $3,691.

> Notes to Statements of Investments (dollar values in thousands)

(a)          An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the nine months ended September 30, 2009, are as follows:

Affiliates	Balance of Shares Held 12/31/08	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/09	Value	Dividend
Ain Pharmaciez*	643,000	—	—	643,000	$17,883	$185
Koninklijke TenCate	1,556,239	78,456	261,706	1,372,989	30,253	725
Nippon Residential Investment	5,200	7,300	—	12,500	32,015	865
Unit 4 Aggresso	1,385,000	—	—	1,385,000	29,891	—
Total of Affiliated Transactions	3,589,439	85,756	261,706	3,413,489	$110,042	$1,775

*  At September 30, 2009, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2009, was $77,410 and $110,042, respectively. Investments in affiliated companies represented 2.7% of total net assets at September 30, 2009.

(b)         Non-income producing security.

(c)          All or a portion of this security was on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 was $25,294.

(d)         Investment made with cash collateral received from securities lending activity.

(e)          At September 30, 2009, for federal income tax purposes, cost of investments was $3,205,980, and net unrealized apppreciation was $915,432, consisting of gross unrealized appreciation of $1,184,718 and gross unrealized depreciation of $269,286.

(f)            On September 30, 2009, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$866,786	21.1
Japanese Yen	697,179	16.9
U.S. Dollar	553,211	13.4
British Pound	266,649	6.5
Hong Kong Dollar	242,379	5.9
Singapore Dollar	204,079	5.0
Other currencies less than 5% of total net assets	1,291,129	31.3
	$4,121,412	100.1

At September 30, 2009, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Contracts to Buy	Forward Foreign Currency Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation
AUD	USD	19,184	$15,000	10/15/2009	$1,907
AUD	USD	11,959	10,000	11/13/2009	515
AUD	USD	6,020	5,000	11/13/2009	293
CAD	USD	22,784	20,000	10/15/2009	1,281
CAD	USD	5,406	5,000	10/15/2009	50
CAD	USD	27,147	25,000	11/13/2009	357
JPY	USD	2,321,500	25,000	10/15/2009	864
JPY	USD	2,382,575	25,000	11/13/2009	1,549
			$130,000		$6,816

Forward Foreign Currency Contracts to Sell	Forward Foreign Currency Contracts to Buy	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Depreciation
EUR	USD	43,034	$60,000	10/15/2009	$(2,974)
EUR	USD	3,492	5,000	10/15/2009	(109)
EUR	USD	42,024	60,000	11/13/2009	(1,494)
EUR	USD	3,492	5,000	11/13/2009	(110)
			$130,000		$(4,687)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

JPY = Japanese Yen

USD = U.S. Dollar

Columbia Acorn USA

Statement of Investments (Unaudited), September 30, 2009

Number of Shares		Value (000)

Equities: 99.3%
Information 32.8%
	> Business Software 7.9%
1,155,000	Informatica (a)	$26,080
	Enterprise Data Integration Software
695,100	Micros Systems (a)	20,985
	Information Systems for Restaurants & Hotels
375,000	ANSYS (a)	14,051
	Simulation Software for Engineers & Designers
525,000	Blackbaud	12,180
	Software & Services for Non-profits
2,100,000	Novell (a)	9,471
	Directory, Operating System & Identity Management Software
223,000	Concur Technologies (a)	8,866
	Web Enabled Cost & Expense Management Software
69,590	Quality Systems (b)	4,285
	IT Systems for Medical Groups & Ambulatory Care Centers
240,000	NetSuite (a)(b)	3,672
	End to End IT Systems Solution Delivered Over the Web
100,000	Avid Technology (a)	1,409
	Digital Nonlinear Editing Software & Systems
81,631	Tyler Technologies (a)	1,395
	Financial, Tax, Court & Document Management Systems for Government
180,000	Art Technology Group (a)	695
	Software & Tools to Optimize Websites for E-commerce
115,000	Actuate (a)	665
	Information Delivery Software & Solutions
		103,754
	> Semiconductors & Related Equipment 3.9%
760,000	Microsemi (a)	12,000
	Analog/Mixed-signal Semiconductors
1,179,750	ON Semiconductor (a)	9,733
	Mixed-signal & Power Management Semiconductors
340,000	Monolithic Power Systems (a)	7,973
	High Performance Analog & Mixed Signal Integrated Circuits (ICs)
1,168,000	Integrated Device Technology (a)	7,896
	Communications Semiconductors
189,296	Supertex (a)	5,679
	Analog/Mixed-signal Semiconductors
480,000	Pericom Semiconductor (a)	4,709
	Interface Integrated Circuits (ICs) & Frequency Control Products
750,000	Entegris (a)	3,712
	Semiconductor Materials Management Products
		51,702
	> Telephone & Data Services 3.3%
2,061,000	tw telecom (a)	27,721
	Fiber Optic Telephone/Data Services
840,000	Cogent Communications (a)	9,492
	Internet Data Pipelines
1,591,800	PAETEC Holding (a)	6,160
	Telephone/Data Services for Business
		43,373
	> Mobile Communications 3.2%
1,250,000	Crown Castle International (a)	39,200
	Communications Towers
130,000	SBA Communications (a)	3,514
	Communications Towers
88,000	Globalstar (a)	67
	Satellite Mobile Voice & Data Carrier
		42,781
	> Instrumentation 3.2%
180,000	Mettler Toledo (a)	16,306
	Laboratory Equipment
775,000	IPG Photonics (a)	11,780
	Fiber Lasers
350,000	FLIR Systems (a)	9,789
	Infrared Cameras
168,000	Trimble Navigation (a)	4,017
	GPS-based Instruments
		41,892
	> Computer Hardware & Related Equipment 3.0%
505,000	II-VI (a)	12,847
	Laser Optics & Specialty Materials
295,600	Amphenol	11,138
	Electronic Connectors
280,000	Nice Systems - ADR (Israel) (a)	8,523
	Audio & Video Recording Solutions
184,000	Zebra Technologies (a)	4,771
	Bar Code Printers
135,000	Netgear (a)	2,478
	Networking Products for Small Business & Home
		39,757
	> Telecommunications Equipment 2.2%
525,000	Polycom (a)	14,044
	Video Conferencing Equipment
335,000	CommScope (a)	10,026
	Wireless Infrastructure Equipment & Telecom Cable
210,100	Blue Coat Systems (a)	4,746
	WAN Acceleration & Network Security
		28,816
	> Gaming Equipment & Services 1.7%
570,000	Bally Technologies (a)	21,871
	Slot Machines & Software
		21,871
	> Financial Processors 1.6%
463,000	Global Payments	21,622
	Credit Card Processor
		21,622
	> Computer Services 1.2%
395,000	SRA International (a)	8,528
	Government IT Services
1,005,500	Hackett Group (a)	2,916
	IT Integration & Best Practice Research

Number of Shares		Value (000)

	> Computer Services—continued
235,000	iGate	$2,016
	IT & Business Process Outsourcing Services
786,000	RCM Technologies (a)(c)	1,761
	Technology & Engineering Services
		15,221
	> Internet Related 1.1%
947,000	Switch & Data Facilities (a)	12,889
	Network Neutral Data Centers
381,740	TheStreet.com	1,107
	Financial Information Websites
		13,996
	> Contract Manufacturing 0.2%
115,000	Plexus (a)	3,029
	Electronic Manufacturing Services
		3,029
	> CATV 0.1%
335,000	Mediacom Communications (a)	1,930
	Cable Television Franchises
		1,930
	> Radio 0.1%
511,100	Salem Communications (a)	1,155
	Radio Stations for Religious Programming
705,500	Spanish Broadcasting System (a)	332
	Spanish Language Radio Stations
18,750	Saga Communications (a)	251
	Radio Stations in Small & Mid-sized Cities
		1,738
	> TV Broadcasting 0.1%
975,000	Entravision Communications (a)	1,687
	Spanish Language TV & Radio Stations
		1,687
Information: Total		433,169

Consumer Goods & Services 16.9%
	> Retail 5.6%
402,000	Urban Outfitters (a)	12,128
	Apparel & Home Specialty Retailer
824,000	Chico’s FAS (a)	10,712
	Women’s Specialty Retailer
281,000	J Crew Group (a)	10,065
	Multi-channel Branded Retailer
281,000	Abercrombie & Fitch	9,239
	Teen Apparel Retailer
390,000	lululemon athletica (a)	8,873
	Premium Active Apparel Retailer
875,000	Saks (a)	5,968
	Luxury Department Store Retailer
480,000	Talbots	4,430
	Women’s Specialty Retailer
497,714	Hot Topic (a)	3,728
	Music Inspired Retailer of Apparel, Accessories & Gifts
658,000	Charming Shoppes (a)	3,231
	Women’s Specialty Plus Size Apparel Retailer
55,000	Gymboree (a)	2,661
	Children’s Apparel Specialty Retailer
165,000	AnnTaylor Stores (a)	2,622
	Women’s Apparel Retailer
137,818	American Apparel (a)	484
	Vertically Integrated Apparel Retailer
		74,141
	> Travel 2.9%
750,000	Gaylord Entertainment (a)(b)	15,075
	Convention Hotels
797,750	Avis Budget Group (a)	10,658
	Second Largest Car Rental Company
750,000	Hertz (a)	8,122
	Largest U.S. Rental Car Operator
150,000	Vail Resorts (a)	5,031
	Ski Resort Operator & Developer
		38,886
	> Educational Services 1.9%
192,000	ITT Educational Services (a)	21,199
	Post-secondary Degree Services
165,000	Universal Technical Institute (a)	3,250
	Vocational Training
		24,449
	> Furniture & Textiles 1.5%
980,000	Knoll	10,222
	Office Furniture
285,000	Herman Miller	4,819
	Office Furniture
540,000	Interface	4,482
	Modular & Broadloom Carpet
		19,523
	> Apparel 1.1%
284,313	True Religion Apparel (a)	7,372
	Premium Denim
222,200	Coach	7,315
	Designer & Retailer of Branded Leather Accessories
		14,687
	> Other Durable Goods 1.0%
337,900	Cavco Industries (a)(c)	11,995
	Higher End Manufactured Homes
2,078,300	Champion Enterprises (a)	956
	Manufactured Homes
		12,951
	> Consumer Goods Distribution 0.9%
523,500	Pool	11,632
	Distributor of Swimming Pool Supplies & Equipment
		11,632
	> Nondurables 0.6%
298,000	Jarden	8,365
	Branded Household Products
		8,365
	> Leisure Products 0.4%
180,000	Thor Industries	5,571
	RV & Bus Manufacturer
		5,571

Number of Shares		Value (000)

	> Casinos & Gaming 0.4%
455,000	Pinnacle Entertainment (a)	$4,636
	Regional Casino Operator
		4,636
	> Food & Beverage 0.3%
90,000	Hansen Natural (a)	3,307
	Alternative Beverages
		3,307
	> Other Consumer Services 0.2%
110,000	Lifetime Fitness (a)(b)	3,086
	Sport & Fitness Club Operator
		3,086
	> Restaurants 0.1%
40,000	P.F. Chang’s China Bistro (a)	1,359
	Mandarin Style Restaurants
		1,359
Consumer Goods & Services: Total		222,593

Industrial Goods & Services 13.5%
	> Machinery 9.2%
587,000	ESCO Technologies (a)	23,128
	Automatic Electric Meter Readers
627,500	Ametek	21,906
	Aerospace/Industrial Instruments
373,600	Nordson	20,955
	Dispensing Systems for Adhesives & Coatings
445,000	Donaldson	15,410
	Industrial Air Filtration
500,000	Pentair	14,760
	Pumps & Water Treatment
235,000	Oshkosh	7,269
	Specialty Truck Manufacturer
195,000	MOOG (a)	5,753
	Motion Control Products for Aerospace, Defense & Industrial Markets
155,000	Mine Safety Appliances	4,264
	Safety Equipment
100,000	HEICO	3,391
	FAA Approved Aircraft Replacement Parts
71,800	Toro (b)	2,855
	Turf Maintenance Equipment
50,000	Kaydon	1,621
	Specialized Friction & Motion Control Products
		121,312
	> Industrial Materials & Specialty Chemicals 1.1%
255,000	Drew Industries (a)	5,531
	RV & Manufactured Home Components
150,000	Albany International	2,910
	Paper Machine Clothing & Advanced Textiles
50,000	Greif	2,753
	Industrial Packaging
60,000	Albemarle	2,076
	Refinery Catalysts & Other Specialty Chemicals
65,000	Koppers Holdings	1,927
	Integrated Provider of Carbon Compounds
		15,197
	> Outsourcing Services 0.6%
350,000	Quanta Services (a)	7,746
	Electrical & Telecom Construction Services
		7,746
	> Other Industrial Services 0.6%
396,000	American Reprographics (a)	3,770
	Document Management & Logistics
265,000	TrueBlue (a)	3,728
	Temporary Manual Labor
		7,498
	> Industrial Distribution 0.5%
375,000	Interline Brands (a)	6,319
	Industrial Distribution
		6,319
	> Construction 0.4%
240,000	M/I Homes (a)	3,262
	Columbus-based Home Builder
110,000	Ritchie Brothers Auctioneers (b)	2,699
	Heavy Equipment Auctioneer
		5,961
	> Electrical Components 0.4%
145,000	Acuity Brands	4,670
	Commercial Lighting Fixtures
		4,670
	> Waste Management 0.3%
130,000	Waste Connections (a)	3,752
	Solid Waste Management
		3,752
	> Water 0.2%
550,000	Mueller Water Products	3,014
	Fire Hydrants, Valves & Ductile Iron Pipes
		3,014
	> Steel 0.2%
200,000	GrafTech International (a)	2,940
	Industrial Graphite Materials Producer
		2,940
Industrial Goods & Services: Total		178,409

Finance 12.6%
	> Finance Companies 4.7%
1,136,500	AmeriCredit (a)(b)	17,945
	Auto Lending
407,900	World Acceptance (a)	10,283
	Personal Loans
365,000	GATX	10,202
	Rail Car Lessor
345,000	McGrath Rentcorp	7,338
	Temporary Space & IT Rentals
275,000	Aaron’s	7,260
	Rent to Own
625,000	H&E Equipment Services (a)	7,081
	Heavy Equipment Leasing

Number of Shares		Value (000)

	> Finance Companies—continued
230,000	CAI International (a)	$1,695
	International Container Leasing
99,200	Marlin Business Services (a)	812
	Small Equipment Leasing
		62,616
	> Banks 4.6%
935,182	Valley National Bancorp	11,493
	New Jersey/New York Bank
492,125	MB Financial	10,320
	Chicago Bank
659,800	TCF Financial	8,604
	Great Lakes Bank
403,788	Lakeland Financial	8,338
	Indiana Bank
508,000	Pacific Continental	5,349
	Pacific N.W. Bank
103,000	SVB Financial Group (a)	4,457
	Bank to Venture Capitalists
213,600	Associated Banc-Corp	2,439
	Midwest Bank
500,000	First Busey	2,350
	Illinois Bank
215,000	Eagle Bancorp (a)	2,060
	Metro D.C. Bank
140,000	Wilmington Trust	1,988
	Delaware Trust Bank
90,000	TriCo Bancshares	1,476
	California Central Valley Bank
851,247	Guaranty Bancorp (a)	1,260
	Colorado Bank
247,203	Green Bankshares (b)	1,236
	Tennessee Bank
		61,370
	> Brokerage & Money Management 1.6%
280,000	Eaton Vance	7,837
	Specialty Mutual Funds
750,000	MF Global (a)	5,452
	Futures Broker
155,000	Investment Technology Group (a)	4,328
	Electronic Trading
150,000	SEI Investments	2,952
	Mutual Fund Administration & Investment Management
		20,569
	> Savings & Loans 1.1%
600,000	ViewPoint Financial	8,424
	Texas Thrift
238,090	Berkshire Hills Bancorp	5,224
	Northeast Thrift
42,231	K-Fed Bancorp	381
	Los Angeles Savings & Loan
		14,029
	> Insurance 0.6%
120,000	Tower Group	2,927
	Commercial & Personal Lines Insurance
110,000	Delphi Financial Group	2,489
	Workers Compensation & Group Employee Benefit Products & Services
7,000	Markel (a)	2,309
	Specialty Insurance
		7,725
Finance: Total		166,309

Health Care 9.8%
	> Biotechnology & Drug Delivery 4.0%
335,000	Human Genome Sciences (a)	6,305
	Biotech Focused on HCV, Inflammation & Cancer
400,000	Seattle Genetics (a)	5,612
	Antibody-based Therapies for Cancer
145,000	Auxilium Pharmaceuticals (a)	4,960
	Biotech Focused on Niche Disease Areas
270,000	BioMarin (a)	4,882
	Biotech Focused on Orphan Diseases
500,000	Nektar Therapeutics (a)	4,870
	Drug Delivery Technologies
86,000	United Therapeutics (a)	4,213
	Biotech Focused on Rare Diseases
153,466	Myriad Genetics (a)	4,205
	Genetic Diagnostics
85,000	AMAG Pharmaceuticals (a)	3,713
	Biotech Focused on Niche Diseases
187,000	InterMune (a)	2,979
	Drugs for Pulmonary Fibrosis & Hepatitis C
341,000	Allos Therapeutics (a)	2,472
	Cancer Drug Development
75,000	Onyx Pharmaceuticals (a)	2,248
	Commercial-stage Biotech Focused on Cancer
290,184	Poniard (a)(b)	2,171
	Cancer Biotech
500,000	NPS Pharmaceuticals (a)	2,010
	Orphan Drugs & Healthy Royalties
225,000	Micromet (a)(b)	1,498
	Next-generation Antibody Technology
18,181	Metabolex, Series A-1 (a)(d)	19
	Diabetes Drug Development
738,060	Medicure - Warrants (a)(d)	15
	Cardiovascular Biotech Company
100,000	IsoRay - Warrants (a)(d)	5
	Radiology Cancer Company
37,500	Locus Pharmaceuticals, Series A-1, Pfd. (a)(d)	2
19,329	Locus Pharmaceuticals, Series B-1, Pfd. (a)(d)	1
	High Throughput Rational Drug Design
		52,180
	> Health Care Services 2.1%
606,300	PSS World Medical (a)	13,235
	Distributor of Medical Supplies
287,000	Psychiatric Solutions (a)	7,680
	Behavioral Health Services
67,000	Charles River Laboratories (a)	2,478
	Pharmaceutical Research

Number of Shares		Value (000)

	> Health Care Services—continued
148,000	Emdeon (a)	$2,398
	Revenue & Payment Cycle Management
283,000	eResearch Technology (a)	1,981
	Clinical Research Services
		27,772
	> Medical Equipment & Devices 1.9%
235,000	Alexion Pharmaceuticals (a)	10,467
	Biotech Focused on Orphan Diseases
134,000	Illumina (a)	5,695
	Leading Tools & Service Provider for Genetic Analysis
85,000	Orthofix International (a)	2,498
	Bone Fixation & Stimulation Devices
80,000	Sirona Dental Systems (a)	2,380
	Manufacturer of Dental Equipment
50,000	Kinetic Concepts (a)	1,849
	Wound Healing & Tissue Repair Products
100,000	American Medical Systems (a)	1,692
	Medical Devices to Treat Urological Conditions
18,900	Thoratec (a)	572
	Left Ventricular Assist Device (LVAD) - Artificial Heart
		25,153
	> Medical Supplies 1.3%
350,000	Cepheid (a)	4,627
	Molecular Diagnostics
205,000	Luminex (a)	3,485
	Life Science Tools & Molecular Diagnostics
180,000	Immucor (a)	3,186
	Automated Blood Typing Reagents
43,000	Techne	2,690
	Cytokines, Antibodies & Other Reagents for Life Science
53,000	Idexx Laboratories (a)	2,650
	Diagnostic Equipment & Services for Veterinarians
		16,638
	> Pharmaceuticals 0.5%
125,000	Cephalon (a)	7,280
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
		7,280
Health Care: Total		129,023

Energy & Minerals 9.1%
	> Oil Services 5.1%
598,400	FMC Technologies (a)	31,260
	Oil & Gas Wellhead Manufacturer
720,000	Atwood Oceanics (a)	25,394
	Offshore Drilling Contractor
130,111	Oceaneering International (a)	7,384
	Provider of Sub-sea Services & Manufactured Products
115,375	Exterran Holdings (a)	2,739
	Natural Gas Compressor Rental & Fabrication
106,000	Tesco (a)	846
	Developing New Well Drilling Technologies
		67,623
	> Oil & Gas Producers 3.0%
925,000	Quicksilver Resources (a)(b)	13,126
	Natural Gas & Coal Seam Gas Producer
485,000	Carrizo Oil & Gas (a)	11,878
	Oil & Gas Producer
238,800	Southwestern Energy (a)	10,192
	Oil & Gas Producer
111,200	Equitable Resources	4,737
	Natural Gas Producer & Utility
		39,933
	> Other Resources 0.6%
218,000	Layne Christensen (a)	6,987
	Oil & Gas Production/Engineering & Construction/Contract Drilling
		6,987
	> Mining 0.4%
50,000	Core Laboratories (Netherlands)	5,154
	Oil & Gas Reservoir Consulting
		5,154
Energy & Minerals: Total		119,697

Other Industries 4.6%
	> Real Estate 3.9%
405,000	SL Green Realty	17,759
	Manhattan Office Buildings
271,974	Macerich Company (b)	8,249
	Regional Shopping Malls
170,000	Corporate Office Properties	6,270
	Office Buildings
1,450,000	Kite Realty Group	6,046
	Community Shopping Centers
100,000	Digital Realty Trust	4,571
	Technology-focused Office Buildings
90,000	American Campus Communities	2,416
	Student Housing
470,000	DCT Industrial Trust	2,402
	Industrial Properties
196,000	Extra Space Storage	2,068
	Self Storage Facilities
120,000	BioMed Realty Trust	1,656
	Life Science-focused Office Buildings
		51,437
	> Transportation 0.7%
524,720	Heartland Express	7,556
	Regional Trucker
180,000	Rush Enterprises, Class A (a)	2,326
	Truck Sales & Services
		9,882
Other Industries: Total		61,319

Total Equities: 99.3% (Cost: $1,116,726)		1,310,519

Number of Shares or Principal Amount (000)		Value (000)

Securities Lending Collateral 2.3%
30,399,450	Dreyfus Government Cash Management Fund (e) (7 day yield of 0.060%)	$30,399
Total Securities Lending Collateral: (Cost: $30,399)		30,399

Short-Term Obligation 0.6%
	> Repurchase Agreement 0.6%
$7,910	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation, maturing 6/29/11, market value $8,070 (repurchase proceeds $7,910)	7,910
Total Short-Term Obligation: Cost: $7,910)		7,910

Total Investments: 102.2% (Cost: $1,155,035)(f)		1,348,828

Obligation to Return Collateral for Securities Loaned: (2.3)%		(30,399)

Cash and Other Assets Less Liabilities: 0.1%		1,368

Total Net Assets: 100.0%		$1,319,797

ADR = American Depositary Receipts.

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Funds would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Total Information	$433,169	$—	$—	$433,169
Total Consumer Goods & Services	222,593	—	—	222,593
Total Industrial Goods & Services	178,409	—	—	178,409
Total Finance	166,309	—	—	166,309
Total Health Care	128,981	20	22	129,023
Total Energy & Minerals	119,697	—	—	119,697
Total Other Industries	61,319	—	—	61,319
Total Equities	1,310,477	20	22	1,310,519
Securities Lending Collateral	30,399	—	—	30,399
Short-Term Obligation	—	7,910	—	7,910
Total Investments	$1,340,876	$7,930	$22	$1,348,828

The following table reconciles asset balances for the nine-month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of September 30, 2009
Health Care
Biotechnology & Drug Delivery	$41	$—	$—	$(19)	$—	$—	$—	$—	$22
Total	$41	$—	$—	$(19)	$—	$—	$—	$—	$22

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at September 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $19.

> Notes to Statement of Investments (dollar values in thousands)

(a)   Non-income producing security.

(b)   All or a portion of this security was on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 was $29,556.

(c)   An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the nine months ended September 30, 2009, are as follows:

Affiliate	Balance of Shares Held 12/31/08	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/09	Value	Dividend
RCM Technologies	786,000	—	—	786,000	$1,761	$—
Cavco Industries	287,900	50,000	—	337,900	11,995	—
Total Affiliated Transactions	1,073,900	50,000	—	1,123,900	$13,756	$—

The aggregate cost and value of these companies at September 30, 2009, were $16,983 and $13,756, respectively. Investments in the affiliated companies represented 1.0% of total net assets at September 30, 2009.

(d)   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at their fair value determined in good faith under consistently applied procedures established by the board of trustees. At September 30, 2009, the value of these securities amounted to $42 which represented less than 0.01% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Metabolex, Series A	2/11/00	18,181	$2,000	$19
Medicure - Warrants	12/22/06	738,060	—	15
IsoRay Warrants	3/21/07	100,000	—	5
Locus Pharmaceuticals, Series A-1 Pfd.	9/05/01	37,500	1,500	2
Locus Pharmaceuticals, Series B-1 Pfd.	2/08/07	19,329	56	1
			$3,556	$42

(e)   Investment made with cash collateral received from securities lending activity.

(f)   At September 30, 2009, for federal income tax purposes, cost of investments was $1,155,035 and net unrealized appreciation was $193,793, consisting of gross unrealized appreciation of $392,155 and gross unrealized depreciation of $198,362.

Columbia Acorn International Select

Statement of Investments (Unaudited), September 30, 2009

Number of Shares		Value (000)

Equities: 94.9%
Asia 35.4%
	> Japan 17.0%
1,277,000	Kansai Paint	$9,903
	Paint Producer in Japan, India, China & Southeast Asia
189,300	Benesse	9,253
	Education Service Provider
3,540	Seven Bank	8,738
	ATM Processing Services
9,000	Jupiter Telecommunications	8,709
	Largest Cable Service Provider in Japan
634,300	Rohto Pharmaceutical	8,644
	Health & Beauty Products
296,000	Aeon Mall	6,105
	Suburban Shopping Mall Developer, Owner & Operator
900	Orix JREIT	4,642
	Diversified REIT
435,000	Kamigumi	3,528
	Port Cargo Handling & Logistics
307,000	Suruga Bank	2,889
	Regional Bank
95,300	Ain Pharmaciez	2,650
	Dispensing Pharmacy/Drugstore Operator
190	Nippon Building Fund	1,692
	Office REIT
		66,753
	> South Korea 6.6%
73,100	NHN (a)	10,762
	South Korea’s Largest Online Search Engine
49,204	MegaStudy	10,091
	Online Education Service Provider
151,000	Woongjin Coway	4,844
	South Korean Household Appliance Rental Service Provider
		25,697
	> Singapore 6.1%
7,500,000	Ascendas REIT	10,202
	Singapore Industrial Property Landlord
5,500,000	Olam International	9,677
	Agriculture Supply Chain Manager
702,000	Singapore Exchange	4,170
	Singapore Equity & Derivatives Market Operator
		24,049
	> China 2.9%
1,752,700	Shandong Weigao	5,764
	Vertically Integrated Hospital Consumable Manufacturer
6,731,000	Jiangsu Expressway	5,498
	Chinese Toll Road Operator
		11,262
	> Hong Kong 2.8%
434,700	Hong Kong Exchanges and Clearing	7,808
	Hong Kong Equity & Derivatives Market Operator
1,259,800	Lifestyle International	1,938
	Mid to High-end Department Store Operator in Hong Kong & China
9,918,766	NagaCorp	1,302
	Casino/Entertainment Complex in Cambodia
		11,048
Asia: Total		138,809

Europe 35.6%
	> United Kingdom 15.0%
2,350,000	Serco	18,973
	Facilities Management
1,100,000	Capita Group	12,706
	White Collar, Back Office Outsourcing
527,500	Intertek Group	10,699
	Testing, Inspection & Certification Services
2,115,000	Cobham	7,403
	Aerospace Components
270,000	Schroders	4,722
	United Kingdom Top Tier Asset Manager
1,200,000	RPS Group	4,319
	Environmental Consulting & Planning
		58,822
	> France 5.4%
89,500	Neopost	8,035
	Postage Meter Machines
210,000	SES	4,767
	Satellite Broadcasting Services
138,000	Eutelsat	4,203
	Co-leader in European Fixed Satellite Services
100,000	Zodiac Aerospace	3,970
	Leading Aircraft Supplier
		20,975
	> Netherlands 5.2%
169,162	Fugro	9,787
	Sub-sea Oilfield Services
252,000	Imtech	6,433
	Engineering & Technical Services
41,000	Core Laboratories	4,227
	Oil & Gas Reservoir Consulting
		20,447
	> Germany 2.9%
110,000	Wincor Nixdorf	7,081
	Retail POS Systems & ATM Machines
174,000	Rhoen-Klinikum	4,433
	Health Care Services
		11,514
	> Spain 2.3%
175,000	Red Electrica de Espana	8,959
	Spanish Power Grid
		8,959
	> Sweden 2.0%
669,000	Hexagon	8,001
	Measurement Equipment
		8,001
	> Switzerland 1.1%
35,700	Kuehne & Nagel	3,108
	Freight Forwarding/Logistics

Number of Shares or Principal Amount (000)		Value (000)

	> Switzerland—continued
24,800	Bank Sarasin & Cie (a)	$1,033
	Private Banking
		4,141
	> Ireland 1.0%
1,130,000	United Drug	3,821
	Irish Pharmaceutical Wholesaler & Outsourcer
		3,821
	> Denmark 0.7%
29,000	Novozymes	2,735
	Industrial Enzymes
		2,735
Europe: Total		139,415

Other Countries 23.9%
	> United States 7.4%
220,000	Alexion Pharmaceuticals (a)	9,799
	Biotech Focused on Orphan Diseases
61,000	Diamond Offshore	5,827
	Offshore Drilling Contractor
85,000	Cephalon (a)	4,950
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
80,000	Oceaneering International (a)	4,540
	Provider of Sub-sea Services & Manufactured Products
115,000	Atwood Oceanics (a)	4,056
	Offshore Drilling Contractor
		29,172
	> Canada 5.6%
117,400	Potash Corp. of Saskatchewan	10,606
	World’s Largest Producer of Potash
615,000	Pacific Rubiales Energy (a)	7,617
	Oil Production & Exploration in Colombia
172,000	CCL Industries	3,566
	Leading Global Label Manufacturer
		21,789
	> South Africa 5.5%
630,000	Naspers	21,604
	Media in Africa & Other Emerging Markets
		21,604
	> Israel 3.5%
1,203,000	Israel Chemicals	13,819
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
		13,819
	> Australia 1.9%
1,275,000	Sino Gold (a)	7,573
	Gold Mining in The People’s Republic of China
		7,573
Other Countries: Total		93,957

Total Equities: 94.9% (Cost: $308,748)		372,181

Exchange Traded Fund: 2.0%
650,000	iShares MSCI Taiwan Index Fund	7,995
	Taiwan Exchange Traded Fund
Total Exchange Traded Fund: (Cost: $6,656)		7,995

Short-Term Obligations: 3.1%
	> Repurchase Agreement 2.6%
$10,239	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Treasury obligation, maturing 8/25/11, market value $10,448 (repurchase proceeds $10,239)	10,239
		10,239
	> Commercial Paper 0.5%
1,800	Toyota Motor Credit 0.18% due 10/05/09	1,800
		1,800
Total Short-Term Obligations: 3.1% (Amortized Cost: $12,039)		12,039

Total Investments: 100.0% (Cost: $327,443)(b)(c)		392,215

Cash and Other Assets Less Liabilities: —%		(149)

Total Net Assets: 100.0%		$392,066

> Notes to Statements of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Funds would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Total Asia	$—	$138,809	$—	$138,809
Total Europe	4,227	135,188	—	139,415
Total Other Countries	50,961	42,996	—	93,957
Total Equities	55,188	316,993	—	372,181
Exchange Traded Fund	7,995	—	—	7,995
Short-Term Obligations	—	12,039	—	12,039
Total Investments	$63,183	$329,032	$—	$392,215

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)   Non-income producing security.

(b)   At September 30, 2009, for federal income tax purposes, cost of investments was $327,443 and net unrealized appreciation was $64,772, consisting of gross unrealized appreciation of $76,247 and gross unrealized depreciation of $11,475.

(c)   On September 30, 2009, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$66,753	17.0
Euro	61,488	15.7
British Pound	58,822	15.0
U.S. Dollar	53,433	13.6
South Korean Won	25,697	6.6
Singapore Dollar	24,049	6.1
Hong Kong Dollar	22,310	5.7
Canadian Dollar	21,789	5.6
South African Rand	21,604	5.5
Other currencies less than 5% of total net assets	36,270	9.2
	$392,215	100.0

Columbia Acorn Select

Statement of Investments (Unaudited), September 30, 2009

Number of Shares		Value (000)

Equities: 94.2%
Consumer Goods & Services 31.5%
	> Educational Services 11.6%
825,000	ITT Educational Services (a)	$91,088
	Post-secondary Degree Services
9,200,000	SkillSoft - ADR (a)(b)	88,320
	Web-based Learning Solutions (E-Learning)
1,300,000	Career Education (a)	31,694
	Post-secondary Education
904,900	Princeton Review (a)	3,801
	College Preparation Courses
		214,903
	> Travel 8.1%
7,750,000	Hertz (a)	83,932
	Largest U.S. Rental Car Operator
2,800,000	Expedia (a)	67,060
	Online Travel Services Company
		150,992
	> Retail 5.7%
3,500,000	Safeway	69,020
	Supermarkets
750,000	Abercrombie & Fitch	24,660
	Teen Apparel Retailer
575,000	Gap	12,305
	Casual Apparel Specialty Retailer
		105,985
	> Apparel 2.5%
1,400,000	Coach	46,088
	Designer & Retailer of Branded Leather Accessories
		46,088
	> Casinos & Gaming 2.1%
325,000,000	RexLot Holdings (China) (a)	28,892
	Lottery Equipment Supplier in China
76,000,000	NagaCorp (Hong Kong)	9,973
	Casino/Entertainment Complex in Cambodia
		38,865
	> Furniture & Textiles 0.9%
2,612,994	Steelcase	16,227
	Office Furniture
		16,227
	> Food & Beverage 0.6%
17,500,000	Fu Ji Food & Catering Services (China) (a)	10,884
	Food Catering Service Provider in China
		10,884
Consumer Goods & Services: Total		583,944

Information 21.8%
	> Mobile Communications 5.7%
1,550,000	Crown Castle International (a)	48,608
	Communications Towers
950,000	American Tower (a)	34,580
	Communications Towers in USA & Latin America
505,000	SBA Communications (a)	13,650
	Communications Towers
11,800,000	Globalstar (a)(b)(d)	8,968
	Satellite Mobile Voice & Data Carrier
		105,806
	> Contract Manufacturing 3.8%
8,200,000	Sanmina-SCI (a)(b)	70,520
	Electronic Manufacturing Services
		70,520
	> Computer Services 3.6%
3,900,000	WNS - ADR (India) (a)(b)	62,322
	Offshore BPO (Business Process Outsourcing) Services
1,334,442	Hackett Group (a)	3,870
	IT Integration & Best Practice Research
		66,192
	> Advertising 2.2%
4,121,817	VisionChina Media - ADR (China) (a)(b)	32,810
	Advertising on Digital Screens in China’s Mass Transit System
2,017,600	China Mass Media - ADR (China) (a)(b)	7,283
	Media Planning Agency in China
		40,093
	> Business Software 2.0%
8,100,000	Novell (a)	36,531
	Directory, Operating System & Identity Management Software
		36,531
	> CATV 1.6%
1,125,000	Discovery Communications, Series C (a)	29,284
	CATV Programming
		29,284
	> Computer Hardware & Related Equipment 1.5%
750,000	Amphenol	28,260
	Electronic Connectors
		28,260
	> Financial Processors 1.4%
3,430,343	CardTronics (a)(b)	26,825
	Operates the World’s Largest Network of ATMs
		26,825
Information: Total		403,511

Energy & Minerals 15.1%
	> Oil & Gas Producers 6.8%
5,916,666	Pacific Rubiales Energy (Canada) (a)(c)	72,912
1,483,334	Pacific Rubiales Energy (Canada) (a)	18,371
	Oil Production & Exploration in Colombia
25,883,000	ShaMaran Petroleum (Canada) (a)(b)(c)	13,925

Number of Shares		Value (000)

	> Oil & Gas Producers—continued
1,117,000	ShaMaran Petroleum (Canada) (a)(b)	$668
	Oil & Gas Exploration/Production in Colombia
2,500,000	Gran Tierra Energy (Canada) (a)	10,484
	Oil Exploration & Production in Colombia, Peru & Argentina
32,240,000	Canacol Energy (Canada) (a)(b)(c)	8,130
	Oil Producer in South America
156,600	Alange Energy (Canada) (a)	98
	Oil Exploration in Kurdistan
		124,588
	> Oil Services 5.0%
6,400,000	Tetra Technologies (a)(b)	62,016
	U.S.-based Service Company with Life of Field Approach
600,000	FMC Technologies (a)	31,344
	Oil & Gas Wellhead Manufacturer
		93,360
	> Alternative Energy 2.1%
1,900,000	Canadian Solar (China) (a)(b)(d)	32,718
	Solar Cell & Module Manufacturer
1,400,000	Real Goods Solar (a)(b)	3,766
	Residential Solar Energy Installer
2,500,000	Synthesis Energy Systems (China) (a)(b)	3,000
	Owner/Operator of Gasification Plants
		39,484
	> Mining 1.2%
9,150,000	Uranium One (South Africa) (a)	21,964
	Uranium Mines in Kazakhstan, the U.S. & Australia
		21,964
Energy & Minerals: Total		279,396

Finance 11.0%
	> Brokerage & Money Management 5.6%
5,800,000	MF Global (a)	42,166
	Futures Broker
1,300,000	Eaton Vance	36,387
	Specialty Mutual Funds
1,250,000	SEI Investments	24,600
	Mutual Fund Administration & Investment Management
		103,153
	> Insurance 4.2%
14,900,000	Conseco (a)(b)	78,374
	Life, Long-term Care & Medical Supplement Insurance
		78,374
	> Credit Cards 1.2%
1,350,000	Discover Financial Services	21,910
	Credit Card Company
		21,910
Finance: Total		203,437

Industrial Goods & Services 10.8%
	> Outsourcing Services 2.8%
2,300,000	Quanta Services (a)	50,899
	Electrical & Telecom Construction Services
		50,899
	> Waste Management 2.4%
1,500,000	Waste Management	44,730
	U.S. Garbage Collection & Disposal
		44,730
	> Other Industrial Services 2.3%
850,000	Expeditors International of Washington	29,878
	International Freight Forwarder
750,000	Mobile Mini (a)	13,020
	Portable Storage Units Leasing
		42,898
	> Machinery 1.8%
675,000	Ametek	23,564
	Aerospace/Industrial Instruments
250,000	Donaldson	8,658
	Industrial Air Filtration
		32,222
	> Industrial Materials & Specialty Chemicals 1.1%
1,000,000	Nalco Holding Company	20,490
	Provider of Water Treatment & Process Chemicals & Services
		20,490
	> Industrial Distribution 0.4%
90,000	WW Grainger	8,042
	Industrial Distribution
		8,042
Industrial Goods & Services: Total		199,281

Other Industries 4.0%
	> Transportation 4.0%
1,300,000	JB Hunt Transport Services	41,769
	Truck & Intermodal Carrier
1,125,000	American Commercial Lines (a)(b)(d)	32,760
	Operator of Inland Barges/Builder of Barges & Vessels
		74,529
Other Industries: Total		74,529

Health Care —%
	> Health Care Services —%
27,500	Emdeon (a)	446
	Revenue & Payment Cycle Management
		446
Health Care: Total		446

Total Equities: 94.2% (Cost: $1,640,762)		1,744,544

Number of Shares or Principal Amount (000)		Value (000)

Securities Lending Collateral 1.4%
26,046,750	Dreyfus Government Cash Management Fund (e) (7 day yield of 0.060%)	$26,047
Total Securities Lending Collateral: 1.4% (Cost: $26,047)		26,047

Short-Term Obligations 6.4%
	> Repurchase Agreement 5.9%
$109,307	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation, maturing 7/07/11, market value $111,498 (repurchase proceeds $109,307)	109,307
		109,307
	> Commercial Paper 0.5%
8,500	Toyota Motor Credit 0.180% Due 10/05/09	8,500
		8,500
Total Short-Term Obligations: 6.4% (Amortized Cost: $117,807)		117,807

Total Investments: 102.0% (Cost: $1,784,616)(f)		1,888,398

Obligation to Return Collateral for Securities Loaned: (1.4)%		(26,047)

Cash and Other Assets Less Liabilities: (0.6)%		(10,797)

Total Net Assets: 100.0%		$1,851,554

ADR = American Depositary Receipts.

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Funds would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Total Consumer Goods & Services	$534,195	$38,865	$10,884	$583,944
Total Information	403,511	—	—	403,511
Total Energy & Minerals	184,429	94,967	—	279,396
Total Finance	203,437	—	—	203,437
Total Industrial Goods & Services	199,281	—	—	199,281
Total Other Industries	74,529	—	—	74,529
Total Health Care	446	—	—	446
Total Equities	1,599,828	133,832	10,884	1,744,544
Securities Lending Collateral	26,047	—	—	26,047
Short-Term Obligations	—	117,807	—	117,807
Total Investments	$1,625,875	$251,639	$10,884	$1,888,398

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine-month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of September 30, 2009
Consumer Goods & Services
Food & Beverage	$—	$—	$—	$(4,222)	$—	$—	$15,106	$—	$10,884
Total	$—	$—	$—	$(4,222)	$—	$—	$15,106	$—	$10,884

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at September 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $4,222.

> Notes to Statement of Investments (dollar values in thousands)

(a)   Non-income producing security.

(b)   An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in affiliated companies during the nine months ended September 30, 2009, are as follows:

Affiliates	Balance of Shares Held 12/31/08	Purchases/ Additions	Sales/ Reductions		Balance of Shares Held 9/30/09	Value	Dividend
American Commercial Lines	3,803,849	696,151	3,375,000	*	1,125,000	$32,760	$—
ShaMaran Petroleum	—	27,000,000	—		27,000,000	14,593
Canacol Energy	—	32,240,000	—		32,240,000	8,130
Canadian Solar	1,825,000	300,000	225,000		1,900,000	32,718	—
CardTronics	3,560,000	140,000	269,657		3,430,343	26,825	—
China Mass Media - ADR	2,350,000	—	332,400		2,017,600	7,283	—
Conseco	14,950,000	—	50,000		14,900,000	78,374	—
Globalstar	10,000,000	3,000,000	1,200,000		11,800,000	8,968	—
Real Goods Solar	1,500,000	—	100,000		1,400,000	3,766	—
Sanmina-SCI	50,200,000	—	42,000,000	**	8,200,000	70,520	—
SkillSoft - ADR	9,500,000	—	300,000		9,200,000	88,320	—
Synthesis Energy Systems	2,800,000	—	300,000		2,500,000	3,000	—
Tetra Technologies	6,150,000	1,050,000	800,000		6,400,000	62,016	—
VisionChina Media - ADR	3,118,900	1,002,917	—		4,121,817	32,810
WNS - ADR	3,100,000	846,075	46,075		3,900,000	62,322	—
Total of Affiliated Transactions	112,857,749	66,275,143	48,998,132		130,134,760	$532,405	$—

*                 Includes the effect of a 1:4 reverse stock split.

**          Includes the effect of a 1:6 reverse stock split.

The aggregate cost and value of these companies at September 30, 2009, was $779,736 and $532,405, respectively. Investments in affiliated companies represented 28.8% of total net assets at September 30, 2009.

(c)   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the board of trustees. At September 30, 2009, the value of these securities amounted to $94,967, which represented 5.12% of net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
ShaMaran Petroleum	9/15/09	25,883,000	$18,117	$13,925
Canacol Energy	9/23/09	32,240,000	8,397	8,130
Pacific Rubiales Energy	7/12/07-8/22/07	5,916,666	23,967	72,912
			$50,481	$94,967

(d)   All or a portion of this security was on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 was $24,974.

(e)   Investment made with cash collateral received from securities lending activity.

(f)   At September 30, 2009, for federal income tax purposes, cost of investments was $1,784,616 and net unrealized appreciation was $103,782, consisting of gross unrealized appreciation of $523,745 and gross unrealized depreciation of $419,963.

Columbia Thermostat Fund

Statement of Investments (Unaudited), September 30, 2009

Number of Shares or Principal Amount (000)		Value (000)

	> Stock Funds: 90.0%
3,019,319	Columbia Large Cap Enhanced Core Fund, Class Z	$31,069
2,205,428	Columbia Dividend Income Fund, Class Z	24,657
572,386	Columbia Acorn International, Class Z	18,797
798,352	Columbia Acorn Fund, Class Z	18,673
1,146,443	Columbia Marsico Growth Fund, Class Z	18,664
573,204	Columbia Acorn Select, Class Z	12,433
Total Stock Funds (Cost: $135,287)		124,293

	> Bond Funds: 9.7%
769,430	Columbia Intermediate Bond Fund, Class Z	6,740
340,913	Columbia U.S. Treasury Index Fund, Class Z	3,862
378,489	Columbia Conservative High Yield Fund, Class Z	2,771
Total Bond Funds (Cost: $12,983)		13,373

Short-Term Obligation: 0.6%
$782	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 7/13/11, market value $799 (repurchase proceeds $782)	782
Total Short-Term Obligation (Cost: $782)		782

Total Investments: 100.3% (Cost: $149,052)(a)		138,448

Cash and Other Assets Less Liabilities: (0.3)%		(384)

Total Net Assets: 100.0%		$138,064

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Investments in portfolio funds are valued at their net asset value as reported by the portfolio funds. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Funds would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Funds assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Stock Funds	$124,293	$—	$—	$124,293
Bond Funds	13,373	—	—	13,373
Short-Term Obligation	—	782	—	782
Total Investments	$137,666	$782	$—	$138,448

(a)   At September 30, 2009, for federal income tax purposes, cost of investments was $149,052 and net unrealized depreciation was $10,604, consisting of gross unrealized appreciation of $6,582 and gross unrealized depreciation of $17,186.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 20, 2009

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 20, 2009